
Monteagle Fixed Income Fund
Schedule of Investments - February 28, 2002
(Unaudited)                                                                           Principal
                                                                                       Amount                    Value
CORPORATE BONDS - 37.6%
Abbott Labs Corp. 6.40%, 12/01/2006                                                       1,500,000                $ 1,613,081
Airtouch Communications, Inc. 7.00%, 10/01/2003                                             500,000                  1,370,626
Airtouch Communications, Inc. 7.50%, 07/15/2006                                           1,250,000                    524,935
Ameritech Capital Funding Corp.  6.15%, 01/15/2008                                        1,000,000                  1,034,207
Archer Daniels Midland Co. 8.125%, 06/01/2012                                             1,300,000                  1,163,620
Caterpillar, Inc.  9.375%, 08/18/2011                                                     1,000,000                  1,251,333
Commercial Credit Co. 10.00%, 12/01/2008                                                  1,000,000                  1,227,480
Dayton Hudson Corp. 5.875%, 11/01/2008                                                    1,000,000                  1,031,650
Leggett & Platt, Inc. 4.65%,  02/15/2005                                                  1,000,000                  1,072,423
Merrill Lynch & Co., Inc. 8.00%, 06/01/2007                                                 500,000                    557,857
Nabisco, Inc. 7.05%, 07/15/2007                                                           1,000,000                  1,094,598
Pitney Bowes CR Corp. 8.625%, 02/15/2008                                                    700,000                    807,153
Viacom, Inc. 7.15%, 05/20/2005                                                            1,000,000                  1,054,073

                                                                                                         ----------------------
                                                                                                         ----------------------
TOTAL CORPORATE BONDS  (Cost $13,118,234)                                                                           13,803,035
                                                                                                         ----------------------
                                                                                                         ----------------------

MUNICIPAL OBLIGATIONS - 23.6%
Atlanta & Fulton County GA Recreation Authority Downtown, 6.63%, 12/01/2011                 300,000                    316,560
Buffalo, New York, 8.50%, 08/15/2005                                                        500,000                    566,890
Delaware River Port Authority, PA and NJ Taxable 7.50%, 01/01/2012                          545,000                    609,670
Denver, Colorado City 6.76%, 12/15/2007                                                   1,000,000                  1,083,630
LaGrange, GA  Development Authority  6.10%, 02/01/2010                                      750,000                    769,793
Manchester, New Hampshire 7.35%, 01/01/2004                                               1,000,000                    735,319
Morristown, Tennessee  6.00%, 03/01/2007                                                    410,000                    413,317
New Jersey Sports & Expos 7.375%, 03/01/2007                                                500,000                    550,700
New York Street Environmental Facilities Corp. 6.66%, 03/15/2007                            950,000                  1,010,658
New York Street Mortgage Agency  6.70%, 10/01/2004                                          500,000                    538,375
Orleans Parish Louisiana School Board 6.60%, 02/01/2008                                   1,000,000                  1,059,930
Texas Tech University 5.32%, 08/15/2007                                                   1,000,000                  1,005,590

                                                                                                         ----------------------
                                                                                                         ----------------------
TOTAL MUNICIPAL OBLIGATIONS (Cost $8,281,905)                                                                        8,660,431
                                                                                                         ----------------------
                                                                                                         ----------------------

U.S. TREASURY AND AGENCY OBLIGATIONS - 28.1%
Federal Home Loan Bank 7.00%, 03/15/2010                                                    450,000                    957,036
Federal Home Loan Bank 7.375%, 02/12/2010                                                   850,000                    498,528
Federal National Mortgage Association  5.35%, 07/29/2005                                    500,000                    506,954
Federal National Mortgage Association  6.25%, 07/19/2011                                  1,000,000                  1,031,475
Federal National Mortgage Association  7.125%, 06/15/2010                                 1,000,000                  1,115,455
Federal National Mortgage Association 6.375%, 06/15/2009                                  1,500,000                  1,606,439
US Treasury Notes 3.63%,  08/31/2003                                                      1,500,000                    437,156
US Treasury Notes 4.75%,  02/15/2004                                                      1,000,000                    108,672
US Treasury Notes 5.50%,  05/15/2009                                                        150,000                  1,347,915
US Treasury Notes 5.625%, 05/15/2008                                                      1,275,000                    157,184
US Treasury Notes 7.25%, 05/15/2004                                                         100,000                  1,522,149
US Treasury Notes 7.25%, 08/15/2004                                                         400,000                  1,033,790

                                                                                                         ----------------------
                                                                                                         ----------------------
TOTAL U.S. TREASURY & AGENCY OBLIGATIONS  (Cost $9,935,351)                                                       $ 10,322,753

                                                                                                         ----------------------

(Unaudited)                                                                           Principal
                                                                                       Amount                    Value

Money Market Securities - 10.7%
Huntington Money Fund - Investment A - 0.7% (a) (Cost $3,911,415)                         3,911,415                $ 3,911,415
                                                                                                         ----------------------
                                                                                                         ----------------------

TOTAL INVESTMENTS - 100.0% (Cost $35,246,905)                                                                       36,697,634
                                                                                                         ----------------------
                                                                                                         ----------------------
Other assets less liabilities - 0.00%                                                                                   10,861
                                                                                                         ----------------------
                                                                                                         ----------------------
TOTAL NET ASSETS - 100.0%                                                                                         $ 36,708,495
                                                                                                         ======================
                                                                                                         ======================

(a) Floating rate security; the coupon rate shown represents the rate at February 28, 2002.

Monteagle Opportunity Growth Fund
Schedule of Investments - February 28, 2002
(Unaudited)

Common Stocks - 30.3%                                                              Shares                           Value

Blankbooks, Looseleaf  Binders & Books - 1.5%
Deluxe Corp.                                                                       10,600                $        502,440
                                                                                                        ------------------
                                                                                                        ------------------

Electromedical & Electrotherapeutics Apparatus - 1.1%
St. Jude Medical, Inc.                                                              4,600                         360,180
                                                                                                        ------------------
                                                                                                        ------------------

Finance Services - 1.0%
First Data Corp.                                                                    4,200                        342,384
                                                                                                        ------------------
                                                                                                        ------------------

General Medical & Surgical Hospitals - 0.6%
Tenet Healthcare Corp.                                                              3,200                        184,800
                                                                                                        ------------------
                                                                                                        ------------------

Gold & Silver Ores - 3.7%
Newmont Mining Corp.                                                               39,500                         952,740
Placer Dome, Inc.                                                                  24,500                         284,690
                                                                                                        ------------------
                                                                                                        ------------------
                                                                                                                1,237,430
                                                                                                        ------------------
                                                                                                        ------------------
Hospital & Medical Service Plans - 0.4%
Oxford Health Plans, Inc. (a)                                                       4,100                         149,035
                                                                                                        ------------------
                                                                                                        ------------------

Investment Advice - 1.8%
Acacia Research Corp. (a)                                                          60,550                         599,445
                                                                                                        ------------------
                                                                                                        ------------------

Life Insurance - 2.8%
Life Partners Holdings, Inc. (a)                                                  162,400                         933,800
                                                                                                        ------------------
                                                                                                        ------------------

Lodging & Gaming - 0.5%
Harrah's Entertainment, Inc. (a)                                                    4,300                         173,892
                                                                                                        ------------------
                                                                                                        ------------------

Mortgage Bankers & Loan Correspondents - 0.5%
GreenPoint Financial Corp.                                                          3,700                         162,800
                                                                                                        ------------------
                                                                                                        ------------------

Operative Builders - 7.6%
Beazer Homes USA Inc. (a)                                                           1,800                        162,990
Centex Corp.                                                                        3,100                        181,164
D.R. Horton, Inc.                                                                  17,000                        678,300
KB Home                                                                             7,900                        344,835
Lennar Corp.                                                                        3,000                        165,630
Ryland Group, Inc.                                                                  7,700                        687,841
Toll Brothers, Inc. (a)                                                             6,600                        323,664
                                                                                                        ------------------
                                                                                                        ------------------
                                                                                                               2,544,424
                                                                                                        ------------------
                                                                                                        ------------------

Monteagle Opportunity Growth Fund
Schedule of Investments - February 28, 2002 - continued
(Unaudited)

Common Stocks - continued
                                                                                   Shares                     Value
Petroleum Refining - 0.5%
Suncor Energy, Inc.                                                                 5,400                       $ 180,090
                                                                                                        ------------------
                                                                                                        ------------------

Retail - Eating Places - 1.0%
Darden Restaurants, Inc.                                                            7,600                         321,328
                                                                                                        ------------------
                                                                                                        ------------------

Services - Health Services - 0.9%
WellPoint Health Network, Inc.                                                      2,600                         316,212
                                                                                                        ------------------
                                                                                                        ------------------

Services - Misc. Health & Allied Services - 0.5%
Accredo Health, Inc. (a)                                                            3,200                         165,280
                                                                                                        ------------------
                                                                                                        ------------------

Services - Prepackaged Software - 2.6%
Symantec Corp. (a)                                                                 23,600                         851,016
                                                                                                        ------------------
                                                                                                        ------------------

Services - Racing, Including Track Operations - 1.3%
Penn National Gaming, Inc. (a)                                                     12,000                         427,800
                                                                                                        ------------------
                                                                                                        ------------------

State Commercial Banks - 1.0%
South Trust Corp.                                                                  13,500                         341,145
                                                                                                        ------------------
                                                                                                        ------------------

Surety Insurance - 0.5%
Radian Group, Inc.                                                                  3,600                         168,012
                                                                                                        ------------------
                                                                                                        ------------------

Wholesale - Misc. Durable Goods - 0.5%
Action Performance Companies, Inc.                                                  4,200                         170,730
                                                                                                        ------------------
                                                                                                        ------------------

TOTAL COMMON STOCKS (Cost $10,101,166)                                                                         10,132,243
                                                                                                        ------------------
                                                                                                        ------------------


                                                                            Principal
Money Market Securities -  69.4%                                             Amount
Huntington Money Fund - Investment A - 0.7% (Cost $23,203,569)                 23,203,569                      23,203,569
                                                                                                        ------------------
                                                                                                        ------------------

TOTAL INVESTMENTS - 99.7% (Cost $33,304,735)                                                                   33,335,812
                                                                                                        ------------------
                                                                                                        ------------------
Other assets less liabilities - 0.3%                                                                              116,338
                                                                                                        ------------------
                                                                                                        ------------------
Total Net Assets - 100.0%                                                                                    $ 33,452,150
                                                                                                        ==================
                                                                                                        ==================


(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at February 28, 2002.

Monteagle Value Fund
Schedule of Investments - February 28, 2002
(Unaudited)

Common Stocks - 95.4%                                                    Shares                        Value

Aircraft & Parts - 4.0%
Textron, Inc.                                                            20,200                         $ 960,106
                                                                                             ---------------------
                                                                                             ---------------------

Computer & Office Equipment - 3.2%
Unisys Corp.                                                             68,800                           763,680
                                                                                             ---------------------
                                                                                             ---------------------

Computer Communication Equipment - 2.8%
Adaptec, Inc. (a)                                                        59,000                           672,600
                                                                                             ---------------------
                                                                                             ---------------------

Drilling Oil & Gas Wells - 3.9%
Rowan Companies, Inc.                                                    50,000                           932,500
                                                                                             ---------------------
                                                                                             ---------------------

Electric Lighting & Wiring Equipment - 5.2%
Cooper Industries, Inc.                                                  19,000                           671,650
Hubbell, Inc. - Class B                                                  18,000                           575,820
                                                                                             ---------------------
                                                                                             ---------------------
                                                                                                        1,247,470
                                                                                             ---------------------
                                                                                             ---------------------
Electronic Components & Accessories - 2.8%
Vishay Intertechnology, Inc. (a)                                         37,800                           669,438
                                                                                             ---------------------
                                                                                             ---------------------

Gold & Silver Ores - 3.0%
Barrick Gold Corp.                                                       40,000                           722,000
                                                                                             ---------------------
                                                                                             ---------------------

Guided Missiles & Space Vehicles & Parts - 4.4%
B.F. Goodrich Corp.                                                      35,000                         1,044,750
                                                                                             ---------------------
                                                                                             ---------------------

Meat Packing Plants - 3.2%
ConAgra Foods, Inc.                                                      33,000                           772,530
                                                                                             ---------------------
                                                                                             ---------------------

Motor Vehicles & Passenger Car Bodies - 3.3%
General Motors Corp.                                                     14,900                           789,402
                                                                                             ---------------------
                                                                                             ---------------------

Natural Gas Transmission - 2.3%
The Williams Companies, Inc.                                             36,000                           556,200
                                                                                             ---------------------
                                                                                             ---------------------

Oil, Gas Field Services, NBC - 3.4%
Halliburton Co.                                                          30,000                           493,800
Pride International, Inc. (a)                                            25,000                           322,000
                                                                                             ---------------------
                                                                                             ---------------------
                                                                                                          815,800
                                                                                             ---------------------
                                                                                             ---------------------
Paints, Varnishes, Lacquers, Enamels
 & Allied Products - 2.6%
PPG, Inc.                                                                12,325                           632,889
                                                                                             ---------------------
                                                                                             ---------------------

Paper Mills - 2.6%
MeadWestvco Corp.                                                        17,945                           623,409
                                                                                             ---------------------

Common Stocks - 95.4% - continued                                    Shares                         Value

Paperboard Mills - 3.5%
Sonoco Products Co.                                                      30,000                         $ 829,500
                                                                                             ---------------------
                                                                                             ---------------------

Petroleum Refining - 3.1%
Conoco, Inc. - Class A (a)                                               26,800                           741,288
                                                                                             ---------------------
                                                                                             ---------------------

Photographic Equipment & Supplies - 2.5%
Eastman Kodak Co.                                                        19,000                           598,500
                                                                                             ---------------------
                                                                                             ---------------------

Plastic Mail, Synth Resin/Rubber & Cellulos - 2.7%
Dupont E I De Nemours & Co.                                              13,750                           644,050
                                                                                             ---------------------
                                                                                             ---------------------

Plastics Products - 3.0%
Tupperware Corp.                                                         35,000                           706,300
                                                                                             ---------------------
                                                                                             ---------------------

Railroad Equipment - 3.2%
Trinity Industries, Inc.                                                 34,500                           756,585
                                                                                             ---------------------
                                                                                             ---------------------

Real Estate Investment Trusts - 6.0%
New Plan Excel Realty Trust, Inc.                                        33,500                           666,650
Federal Realty Investment Trust                                          30,000                           754,800
                                                                                             ---------------------
                                                                                             ---------------------
                                                                                                        1,421,450
                                                                                             ---------------------
                                                                                             ---------------------
Retail-Department Stores - 4.2%
Saks, Inc. (a)                                                           87,500                         1,006,250
                                                                                             ---------------------
                                                                                             ---------------------

Semiconductors & Related Services - 2.4%
Atmel, Corp. (a)                                                         80,000                           578,400
                                                                                             ---------------------
                                                                                             ---------------------

Services - Auto Rental & Leasing (No Drivers) - 3.9%
Ryder System, Inc.                                                       33,500                           941,350
                                                                                             ---------------------
                                                                                             ---------------------

Ship & Boat Building & Repairing - 3.0%
McDermott International, Inc.                                            50,000                           716,000
                                                                                             ---------------------
                                                                                             ---------------------

Specialty Cleaning, Polishing and Sanitation Preparations - 1.8%
Clorox Co.                                                               10,000                           437,900
                                                                                             ---------------------
                                                                                             ---------------------

State Commerical Banks - 2.7%
AmSouth Bankcorporation                                                  30,000                           634,500
                                                                                             ---------------------
                                                                                             ---------------------

Monteagle Value Fund
Schedule of Investments - February 28, 2002 - continued
(Unaudited)

Common Stocks - 95.4% - continued                                    Shares                         Value


Telephone & Telegraph Appartus - 4.7%
ADC Telecommunications, Inc. (a)                                        150,000                         $ 540,000
Tellabs, Inc. (a)                                                        57,500                           589,950
                                                                                             ---------------------
                                                                                             ---------------------
                                                                                                        1,129,950
                                                                                             ---------------------
                                                                                             ---------------------
Telephone Communications - 2.0%
Worldcom, Inc.  (a)                                                      64,000                           481,280
                                                                                             ---------------------
                                                                                             ---------------------


TOTAL COMMON STOCKS (Cost $21,638,512)                                                                 22,826,077
                                                                                             ---------------------
                                                                                             ---------------------

                                                                    Principal
Money Market Securities - 2.0%                                        Amount
Huntington Money Fund - Investment A- 0.7% (b) (Cost $478,521)       478,521                              478,521
                                                                                             ---------------------
                                                                                             ---------------------

TOTAL INVESTMENTS  - 97.4% (Cost $22,117,033)                                                          23,304,598
                                                                                             ---------------------
                                                                                             ---------------------
Other assets less liabilities - 2.6%                                                                      628,382
                                                                                             ---------------------
                                                                                             ---------------------
Total Net Assets - 100.0%                                                                            $ 23,932,980
                                                                                             =====================
                                                                                             =====================


(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at February 28, 2002.

Monteagle Large Cap Fund
Schedule of Investments - February 28, 2002
(Unaudited)

Common Stocks - 85.0%                                                                Shares                Value

Computer & Office Equipment  - 4.3%
International Business Machines Corp.                                                     4,000              $ 392,480
                                                                                                      -----------------
                                                                                                      -----------------

Computer Communications Equipment - 1.6%
Polycom, Inc. (a)                                                                         5,900                143,606
                                                                                                      -----------------
                                                                                                      -----------------

Electronic & Other Electrical Equipment (No Computer Equipment) - 4.3%
General Electric Co.                                                                     10,200                392,700
                                                                                                      -----------------
                                                                                                      -----------------

Electronic Connectors - 4.3%
Tyco International Ltd.                                                                  13,450                391,395
                                                                                                      -----------------
                                                                                                      -----------------

Fire, Marine & Casualty Insurance -  4.6%
American International Group, Inc.                                                        5,560                411,273
                                                                                                      -----------------
                                                                                                      -----------------

Malt Beverages - 5.7%
Anheuser-Busch Companies, Inc.                                                           10,150                516,127
                                                                                                      -----------------
                                                                                                      -----------------

Motor Vehicle Parts & Accessories - 3.5%
Gentex Corp. (a)                                                                         10,340                313,922
                                                                                                      -----------------
                                                                                                      -----------------

National Commercial Banks - 5.4%
Citigroup, Inc.                                                                          10,666                482,637
                                                                                                      -----------------
                                                                                                      -----------------

Petroleum Refining - 4.7%
Shell Transport & Trading Co. plc (c)                                                    10,150                424,169
                                                                                                      -----------------
                                                                                                      -----------------

Pharmaceutical Preparations - 11.3%
Elan Corp. Plc (a) (c)                                                                    8,990                126,759
Johnson & Johnson                                                                         6,930                422,037
Pfizer, Inc.                                                                             11,570                473,907
                                                                                                      -----------------
                                                                                                      -----------------
                                                                                                             1,022,703
                                                                                                      -----------------
                                                                                                      -----------------
Retail - Lumber & Other Building Materials Dealers - 6.4%
Home Depot, Inc.                                                                         11,590                579,500
                                                                                                      -----------------
                                                                                                      -----------------

Retail - Catalog & Mail-Order Houses - 3.6%
CDW Computer Centers, Inc. (a)                                                            6,150                324,720
                                                                                                      -----------------
                                                                                                      -----------------

Retail - Variety Stores  - 4.8%
Target Corp.                                                                             10,450                437,855
                                                                                                      -----------------
                                                                                                      -----------------

Semiconductors & Related Devices - 4.0%
International Rectifier Corp. (a)                                                         9,890                363,161
                                                                                                      -----------------
                                                                                                      -----------------

Services - Engineering, Accounting, Research, Management - 2.1%
Paychex, Inc.                                                                             5,040                186,228
                                                                                                      -----------------
                                                                                                      -----------------

Monteagle Large Cap Fund
Schedule of Investments - February 28, 2002 - continued
(Unaudited)

Common Stocks - 85.0% - continued                                                    Shares                Value

Services - Consumer Credit Reporting, Collection Agencies - 4.5%
Choicepoint, Inc.                                                                         7,635              $ 406,182
                                                                                                      -----------------
                                                                                                      -----------------

Services - Equipment Rental & Leasing, Nec  - 2.2%
Hanover Compressor Co. (a)                                                               11,470                201,299
                                                                                                      -----------------
                                                                                                      -----------------

Services - Prepackaged Software  - 0.1%
Oracle Corp.                                                                                500                  8,310
                                                                                                      -----------------
                                                                                                      -----------------

Surety Insurance - 1.4%
MGIC Investment Corp.                                                                     1,910                128,199
                                                                                                      -----------------
                                                                                                      -----------------

Telephone Communications (No Radio Telephone)  - 6.2%
Sprint PCS Group (a)                                                                      9,100                 84,175
Verizon Communications, Inc.                                                             10,130                474,084
                                                                                                      -----------------
                                                                                                      -----------------
                                                                                                               558,259
                                                                                                      -----------------
                                                                                                      -----------------

TOTAL COMMON STOCKS (Cost $8,683,931)                                                                        7,684,725
                                                                                                      -----------------
                                                                                                      -----------------

                                                                                     Amount                Value
Money Market - 15.0%
Huntington Money Fund - Investment A - 0.7% (b) (Cost $1,359,047)                     1,359,047            $ 1,359,047
                                                                                                      -----------------
                                                                                                      -----------------

TOTAL INVESTMENTS - 100.0% (Cost $10,042,978)                                                                9,043,772
                                                                                                      -----------------
                                                                                                      -----------------
Liabilities in excess of other assets - 0.0%                                                                    (1,392)
                                                                                                      -----------------
                                                                                                      -----------------
TOTAL NET ASSETS - 100.0%                                                                                  $ 9,042,380
                                                                                                      =================
                                                                                                      =================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at February 28, 2002.
(c) American Depositary Receipt

MONTEAGLE FUNDS
STATEMENT OF ASSETS AND LIABILITIES - February 28, 2002
(Unaudited)
                                               MONTEAGLE           MONTEAGLE            MONTEAGLE           MONTEAGLE
                                               FIXED INCOME       OPPORTUNITY             VALUE             LARGE CAP
                                                  FUND            GROWTH FUND              FUND               FUND
                                            -----------------  -------------------   -----------------   ----------------
Assets:
Investments in securities at value
  (cost $35,246,905, $33,304,735,               $ 36,697,634         $ 33,335,812        $ 23,304,598        $ 9,043,772
    $22,117,033, $10,042,978, respectively)
Receivable for securities sold                             0                    0             592,500                  0
Receivable for fund shares sold                       48,000              288,900                   0                  0
Dividends receivable                                       0               12,499              61,336              7,883
Interest receivable                                  410,089               11,185                 269                551
                                            -----------------  -------------------   -----------------   ----------------
     Total assets                                 37,155,723           33,648,396          23,958,703          9,052,206
                                            -----------------  -------------------   -----------------   ----------------

Liabilities:
Payable for securities purchased                     275,900              162,948                   0                  0
Income distribution payable                          137,486                    0                   0                  0
Accrued investment advisory fee                       33,842               33,298              25,723              9,826
                                            -----------------  -------------------   -----------------   ----------------
     Total liabilities                               447,228              196,246              25,723              9,826
                                            -----------------  -------------------   -----------------   ----------------

Net Assets:
Applicable to 3,372,672, 8,354,492
  2,014,761 and 1,497,307, shares
  outstanding, respectively                     $ 36,708,495         $ 33,452,150        $ 23,932,980        $ 9,042,380
                                            =================  ===================   =================   ================

Net Assets Consist of:
Capital paid-in                                   35,135,016           50,123,512          23,065,175         14,258,336
Accumulated undistributed net investment
  income (loss)                                         (684)             130,341              28,858            (21,445)
Accumulated net realized gain
  (loss) on investments                              123,434          (16,832,780)           (348,618)        (4,195,305)
Net unrealized appreciation
  (depreciation) on investments                    1,450,729               31,077           1,187,565           (999,206)
                                            -----------------  -------------------   -----------------   ----------------
                                                $ 36,708,495         $ 33,452,150        $ 23,932,980        $ 9,042,380
                                            =================  ===================   =================   ================

Net asset value, offering and
  redemption price per share                         $ 10.88               $ 4.00             $ 11.88             $ 6.04
                                            =================  ===================   =================   ================

MONTEAGLE FUNDS
STATEMENT OF OPERATIONS
For the six months ended February 28, 2002
(Unaudited)
                                              MONTEAGLE             MONTEAGLE           MONTEAGLE         MONTEAGLE
                                            FIXED INCOME           OPPORTUNITY          VALUE             LARGE CAP
                                                FUND               GROWTH FUND          FUND                FUND
                                          ------------------    -----------------------------------    ----------------
                                          ------------------    ---------------    ----------------    ----------------

Investment Income:
Dividends                                           $     0           $ 30,765           $ 337,103            $ 36,541
Interest                                          1,087,095             75,183              13,091               1,404
Accretion of discount                                 3,646                  0                   0                   0
                                          ------------------    ---------------    ----------------    ----------------
                                          ------------------    ---------------    ----------------    ----------------
     Total investment income                      1,090,741            105,948             350,194              37,945
                                          ------------------    ---------------    ----------------    ----------------
                                          ------------------    ---------------    ----------------    ----------------

Expenses:
Investment advisory fees                            206,041            216,469             164,857              59,633
Trustee fees                                            625                625                 625                 625
                                          ------------------    ---------------    ----------------    ----------------
                                          ------------------    ---------------    ----------------    ----------------
     Total expenses                                 206,666            217,094             165,482              60,258
                                          ------------------    ---------------    ----------------    ----------------
                                          ------------------    ---------------    ----------------    ----------------

Net Investment Income (Loss)                        884,075           (111,146)            184,712             (22,313)
                                          ------------------    ---------------    ----------------    ----------------
                                          ------------------    ---------------    ----------------    ----------------

Realized and Unrealized
  Gain (Loss) on Investments:
Net realized gain (loss) on
  investments                                       411,030            366,807             437,687          (2,888,853)
Net change in unrealized
  appreciation (depreciation) on
  investments                                      (209,993)          (170,821)           (364,430)          1,935,613
                                          ------------------    ---------------    ----------------    ----------------
                                          ------------------    ---------------    ----------------    ----------------
Net realized and unrealized
  gain (loss) on investments                        201,037            195,986              73,257            (953,240)
                                          ------------------    ---------------    ----------------    ----------------
                                          ------------------    ---------------    ----------------    ----------------

Increase (Decrease) in Net
  Assets from Operations                        $ 1,085,112           $ 84,840           $ 257,969          $ (975,553)
                                          ==================    ===============    ================    ================

MONTEAGLE FUNDS
STATEMENT OF CHANGES IN NET ASSETS

                                                     MONTEAGLE                                    MONTEAGLE
                                                    FIXED INCOME                            OPPORTUNITY GROWTH
                                                      FUND                                          FUND
                                                  -------------------------------    ---------------------------------------
                                                  -------------------------------    ---------------------------------------

                                                   Six Months          Year            Six Months             Year
                                                      Ended            Ended             Ended                Ended
                                                    02/28/02         08/31/01           02/28/02            08/31/01
                                                   (Unaudited)                        (Unaudited)
                                                  -------------------------------    -------------------------------------
                                                  -------------------------------    -------------------------------------
Operations:
Net investment income gain (loss)                     $ 884,075      $ 1,720,801         $ (111,146)            $ 241,487
Net realized gain (loss) on investments                 411,030           19,555            366,807           (16,283,954)
Net change in unrealized appreciation
  (depreciation) on investments                        (209,993)       2,295,672           (170,821)          (14,924,712)
                                                  --------------   --------------    ---------------    ------------------
                                                  --------------   --------------    ---------------    ------------------
Increase (decrease) in net assets
   from operations                                    1,085,112        4,036,028             84,840           (30,967,179)
                                                  --------------   --------------    ---------------    ------------------
                                                  --------------   --------------    ---------------    ------------------

Dividends and Distributions
   to Shareholders:
From net investment income                             (883,325)      (1,722,234)                 0                     0
From net realized gains                                       0                0                  0           (17,888,906)
                                                  --------------   --------------    ---------------    ------------------
                                                  --------------   --------------    ---------------    ------------------
Total distributions                                    (883,325)      (1,722,234)                 0           (17,888,906)
                                                  --------------   --------------    ---------------    ------------------
                                                  --------------   --------------    ---------------    ------------------

Capital Share Transactions:
Proceeds from shares sold                               545,846        6,669,486          6,402,881            21,486,463
Reinvestment of dividends                                     0                0                  0                 7,320
Share redeemed                                         (545,324)      (1,823,035)        (5,415,663)          (15,359,301)
                                                  --------------   --------------    ---------------    ------------------
                                                  --------------   --------------    ---------------    ------------------
Net increase (decrease) in net assets from
   capital transactions                                     522        4,846,451            987,218             6,134,482
                                                  --------------   --------------    ---------------    ------------------
                                                  --------------   --------------    ---------------    ------------------

Total increase (decrease) in net assets                 202,309        7,160,245          1,072,058           (42,721,603)
                                                  --------------   --------------    ---------------    ------------------
                                                  --------------   --------------    ---------------    ------------------

Net Assets:
Beginning of period                                  36,506,186       29,345,941         32,380,092            75,101,695
                                                  --------------   --------------    ---------------    ------------------
                                                  --------------   --------------    ---------------    ------------------
End of period                                      $ 36,708,495     $ 36,506,186       $ 33,452,150          $ 32,380,092
                                                  ==============   ==============    ===============    ==================
                                                  ==============   ==============    ===============    ==================

Accumulated undistributed net
  investment income included
  in net assets at end of period                           (684)        $ (1,434)         $ 130,341             $ 241,487
                                                  --------------   --------------    ---------------    ------------------
                                                  --------------   --------------    ---------------    ------------------

Capital Share Transactions:
Shares sold                                              49,997          631,079          1,608,812             3,963,070
Shares issued on reinvestment
  of dividends                                                0                0                  0                 1,142
Share redeemed                                          (50,335)        (173,773)        (1,350,850)           (2,569,634)
                                                  --------------   --------------    ---------------    ------------------
                                                  --------------   --------------    ---------------    ------------------

Net increase (decrease) from
   capital transactions                                    (338)         457,306            257,962             1,394,578
                                                  ==============   ==============    ===============    ==================
                                                  ==============   ==============    ===============    ==================



MONTEAGLE FUNDS
STATEMENT OF CHANGES IN NET ASSETS - continued

                                                                MONTEAGLE                          MONTEAGLE
                                                                  VALUE                            LARGE CAP
                                                                  FUND                               FUND
                                                  -------------------------------    ---------------------------------------
                                                  -------------------------------    ---------------------------------------

                                                   Six Months          Year            Six Months             Year
                                                      Ended            Ended             Ended                Ended
                                                    02/28/02         08/31/01           02/28/02            08/31/01
                                                   (Unaudited)                        (Unaudited)
                                                  -------------------------------    ---------------------------------------
                                                  -------------------------------    ---------------------------------------
Operations:
Net investment income (loss)                          $ 184,712        $ 262,223          $ (22,313)            $ (52,646)
Net realized gain (loss) on investments                 437,687        2,047,864         (2,888,853)             (836,420)
Net change in unrealized appreciation
  (depreciation) on investments                        (364,430)       1,283,937          1,935,613            (3,823,355)
                                                  --------------   --------------    ---------------    ------------------
                                                  --------------   --------------    ---------------    ------------------
Increase (decrease) in net assets
  from operations                                       257,969        3,594,024           (975,553)           (4,712,421)
                                                  --------------   --------------    ---------------    ------------------
                                                  --------------   --------------    ---------------    ------------------

Dividends and Distributions
   to Shareholders:
From net investment income                             (308,399)        (208,074)                 0                (3,702)
From net realized gains                              (2,834,170)        (381,962)                 0                     0
                                                  --------------   --------------    ---------------    ------------------
                                                  --------------   --------------    ---------------    ------------------
Total distributions                                  (3,142,569)        (590,036)                 0                (3,702)
                                                  --------------   --------------    ---------------    ------------------
                                                  --------------   --------------    ---------------    ------------------

Capital Share Transactions:
Proceeds from shares sold                             1,333,406        5,101,171            121,047             3,612,261
Reinvestment of dividends                                     0                0                  0                     0
Share redeemed                                         (841,026)      (1,514,166)           (71,303)           (1,747,740)
                                                  --------------   --------------    ---------------    ------------------
                                                  --------------   --------------    ---------------    ------------------
Net increase (decrease) in net assets from
   capital transactions                                 492,380        3,587,005             49,744             1,864,521
                                                  --------------   --------------    ---------------    ------------------
                                                  --------------   --------------    ---------------    ------------------

Total increase (decrease) in net assets              (2,392,220)       6,590,993           (925,809)           (2,851,602)
                                                  --------------   --------------    ---------------    ------------------
                                                  --------------   --------------    ---------------    ------------------

Net Assets:
Beginning of period                                  26,325,200       19,734,207          9,968,189            12,819,791
                                                  --------------   --------------    ---------------    ------------------
                                                  --------------   --------------    ---------------    ------------------
End of period                                      $ 23,932,980     $ 26,325,200        $ 9,042,380           $ 9,968,189
                                                  ==============   ==============    ===============    ==================
                                                  ==============   ==============    ===============    ==================

Accumulated undistributed net
  investment income included
  in net assets at end of period                       $ 28,858        $ 152,545          $ (21,445)                $ (89)
                                                  --------------   --------------    ---------------    ------------------
                                                  --------------   --------------    ---------------    ------------------

Capital Shares Transactions:
Shares sold                                             109,618          396,836             19,006               445,600
Shares issued on reinvestment
   of dividends                                               0                0                  0                     0
Shares redeemed                                         (67,694)        (117,194)           (10,492)             (249,741)
                                                  --------------   --------------    ---------------    ------------------
                                                  --------------   --------------    ---------------    ------------------

Net increase (decrease) from
   capital transactions                                  41,924          279,642              8,514               195,859
                                                  ==============   ==============    ===============    ==================

MONTEAGLE FUNDS
FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                 MONTEAGLE                                MONTEAGLE
                                                FIXED INCOME                           OPPORTUNITY GROWTH
                                                   FUND                                     FUND
                                          ---------------------------------------   ------------------------------------
                                          ---------------------------------------   ------------------------------------

                                         Six Months                                 Six Months
                                            Ended         Year       For the Period   Ended        Year       For the Period
                                          02/28/02        Ended         Ended       02/28/02       Ended        Ended
                                          (Unaudited)   08/31/01     8/31/00 (a)    (Unaudited)   8/31/01     8/31/00 (a)
                                          -------------------------  ------------   -----------------------   -------------
                                          ----------   ------------  ------------   ----------   ----------   ----------

Net Asset Value, beginning of period        $ 10.82        $ 10.06       $ 10.00       $ 4.00      $ 11.21      $ 10.00
                                          ----------   ------------  ------------   ----------   ----------   ----------
                                          ----------   ------------  ------------   ----------   ----------   ----------

Income from Investment Operations:
Net investment income (loss)                   0.26           0.55          0.28        (0.01)        0.03        (0.04)
Net realized and unrealized gain
  (loss) on investments                        0.33           0.76          0.16         0.01        (4.46)        1.25
                                          ----------   ------------  ------------   ----------   ----------   ----------
                                          ----------   ------------  ------------   ----------   ----------   ----------
Total from investment operations               0.59           1.31          0.44            0        (4.43)        1.21
                                          ----------   ------------  ------------   ----------   ----------   ----------
                                          ----------   ------------  ------------   ----------   ----------   ----------

Less Distributions:
From net investment income                    (0.53)         (0.55)        (0.38)           0            0            0
From realized capital gains                       0              0             0            0        (2.78)           0
                                          ----------   ------------  ------------   ----------   ----------   ----------
                                          ----------   ------------  ------------   ----------   ----------   ----------
Total distributions                           (0.53)         (0.55)        (0.38)           0        (2.78)           0
                                          ----------   ------------  ------------   ----------   ----------   ----------
                                          ----------   ------------  ------------   ----------   ----------   ----------

Net Asset Value, end of period              $ 10.88        $ 10.82       $ 10.06       $ 4.00       $ 4.00      $ 11.21
                                          ==========   ============  ============   ==========   ==========   ==========
                                          ==========   ============  ============   ==========   ==========   ==========

Total Return                                  3.84% (c)     13.37%         4.54% (c)    0.00% (c)   (48.87)%     12.10% (c)

Ratios/Supplemental Data:
Net assets, end of period (000)            $ 36,708       $ 36,506      $ 29,346     $ 33,452     $ 32,380     $ 75,102
Ratio of expenses to average net assets       1.14% (d)      1.14%         1.15% (d)    1.34% (d)    1.32%        1.27% (d)
Ratio of net investment income
  to average net assets                       4.87% (d)      5.28%         3.97% (d)    (0.69)(d)    0.55%        (0.53)(d)
Portfolio turnover                           20.82%         75.84%        45.37%      248.28%      545.28%      437.48%


(a) December 20, 1999 (commencement of operations) through August 31, 2000.
(b) January 18, 2000 (commencement of operations) through August 31, 2000.
(c) For period of less than a full year, total return is not annualized.
(d) Annualized.


MONTEAGLE FUNDS
FINANCIAL HIGHLIGHTS - continued

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                 MONTEAGLE                                MONTEAGLE
                                                  VALUE                                  LARGE CAP
                                                  FUND                                      FUND
                                          ---------------------------------------   ------------------------------------
                                          ---------------------------------------   ------------------------------------
                                           Six Months                               Six Months
                                            Ended         Year       For the Period   Ended        Year       For the Period
                                          02/28/02        Ended         Ended       02/28/02       Ended        Ended
                                          (Unaudited)   08/31/01     8/31/00 (a)    (Unaudited)  08/31/01     8/31/00 (b)
                                          -------------------------  ------------   -----------------------   -------------
                                          ----------   ------------  ------------   ----------   ----------   ----------

Net Asset Value, beginning of period        $ 13.34        $ 11.66       $ 10.00       $ 6.70       $ 9.92      $ 10.00
                                          ----------   ------------  ------------   ----------   ----------   ----------
                                          ----------   ------------  ------------   ----------   ----------   ----------

Income from Investment Operations:
Net investment income (loss)                   0.09           0.14          0.06        (0.01)       (0.03)        0.01
Net realized and unrealized gain
  (loss) on investments                        0.03           1.88          1.60        (0.65)       (3.19)       (0.09)
                                          ----------   ------------  ------------   ----------   ----------   ----------
                                          ----------   ------------  ------------   ----------   ----------   ----------
Total from investment operations               0.12           2.02          1.66        (0.66)       (3.22)       (0.08)
                                          ----------   ------------  ------------   ----------   ----------   ----------
                                          ----------   ------------  ------------   ----------   ----------   ----------

Less Distributions:
From net investment income                    (0.06)         (0.12)            0            0            0            0
From realized capital gains                   (1.52)         (0.22)            0            0            0            0
                                          ----------   ------------  ------------   ----------   ----------   ----------
                                          ----------   ------------  ------------   ----------   ----------   ----------
Total distributions                           (1.58)         (0.34)            0            0            0            0
                                          ----------   ------------  ------------   ----------   ----------   ----------
                                          ----------   ------------  ------------   ----------   ----------   ----------

Net Asset Value, end of period              $ 11.88        $ 13.34       $ 11.66       $ 6.04       $ 6.70       $ 9.92
                                          ==========   ============  ============   ==========   ==========   ==========
                                          ==========   ============  ============   ==========   ==========   ==========

Total Return                                  0.99% (c)     17.56%        16.60% (c)   (20.11)(c)   (32.44)%      (0.80)(c)

Ratios/Supplemental Data:
Net assets, end of period (000)            $ 23,933       $ 26,325      $ 19,734      $ 9,044      $ 9,968     $ 12,820
Ratio of expenses to average net assets       1.35% (d)      1.35%         1.36% (d)    1.26% (d)    1.26%        1.27% (d)
Ratio of net investment income
  to average net assets                       1.51% (d)      1.15%         0.77% (d)    (0.47)(d)    (0.44)%      0.10% (d)
Portfolio turnover                           35.98%        152.86%       292.94%       31.95%       70.04%       42.17%


(a) December 20, 1999 (commencement of operations) through August 31, 2000.
(b) January 18, 2000 (commencement of operations) through August 31, 2000.
(c) For period of less than a full year, total return is not annualized.
(d) Annualized.

                                 Monteagle Funds
                          Notes to Financial Statements
                                February 28, 2002
                                   (Unaudited)

NOTE 1.  ORGANIZATION

The Monteagle Fixed Income Fund, Monteagle Opportunity Growth Fund, Monteagle Value Fund, and Monteagle Large Cap Fund (each a "Fund" or collectively, the "Funds") were organized as series of AmeriPrime Advisors Trust (the "Trust") on August 3, 1999. The Monteagle Fixed Income Fund, Monteagle Opportunity Growth Fund, and Monteagle Value Fund, commenced operations on December 20, 1999, and the Monteagle Large Cap Fund commenced operations on January 18, 2000. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently offered by the Trust. The investment objective of the Monteagle Fixed Income Fund is total return and the investment objective of the other Funds is to provide long-term growth of capital. The Monteagle Opportunity Growth Fund is a non-diversified series of the Trust. The Monteagle Fixed Income Fund, the Monteagle Large Cap Fund, and the Monteagle Value Fund are diversified series of the Trust. The investment manager to the Funds is Nashville Capital Corporation (the "Manager").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuations- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the applicable adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the applicable adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the applicable adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the applicable adviser decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes- Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

                                 Monteagle Funds
                          Notes to Financial Statements
                                February 28, 2002
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Other- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Nashville Capital Corporation, 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as investment manager to the Funds. In this capacity, Nashville Capital Corporation advises and assists the officers of the Trust in conducting the business of the Funds and is responsible for providing general investment advice and guidance to the Funds, although the investment manager has delegated responsibility for the selection and ongoing monitoring of the securities in each Fund's investment portfolio to the Fund's respective adviser set forth below. Each Fund is authorized to pay the investment manager a fee based on average daily net assets at the following rates:



                            Assets                Opportunity Growth           Value           Fixed Income        Large Cap
                            ------                ------------------           -----           ------------        ---------
                  Up to and
                     including $25 million              1.35%                  1.35%               1.15%             1.25%
                  From $25 up to and
                     including $50 million              1.30%                  1.25%               1.10%             1.13%
                  From $50 up to and
                     including $100 million             1.18%                  1.10%               0.97%             1.00%
                  Over $100 million                     1.10%                  1.00%               0.90%             0.95%


Under the terms of each Fund's management agreement (the "Agreement"), the investment manager manages each Fund's investments subject to approval of the Board and pays all of the expenses of each Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees, 12b-1 expenses and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Funds' expenses, except those specified above, are paid by the investment manager. For the period ended February 28, 2002, the investment manager received fees of $206,041, $216,469, $164,857 and $59,633 from the Fixed Income,
Opportunity Growth, Value and Large Cap Funds, respectively.


Large Cap Fund and Fixed Income Fund. The investment manager has retained Howe and Rusling, Inc. to serve as the adviser to the Large Cap Fund and the Fixed Income Fund. The firm was established in 1930. The Howe and Rusling Investment Committee is primarily responsible for the day-to-day management of the Funds. Nashville Capital Corporation has agreed to pay Howe and Rusling, Inc. an annual advisory fee for the Large Cap Fund of 0.40% of net assets up to $25 million, 0.30% of net assets from $25 million up to $50 million, and 0.25% of net assets of $50 million and greater. Nashville Capital Corporation has agreed to pay Howe and Rusling an annual advisory fee for the Fixed Income Fund of 0.30% of net assets up to $25 million, 0.25% of net assets from $25 million up to $50 million, and 0.20% of net assets of $50 million and greater.

Opportunity Growth Fund. The investment manager has retained T.H. Fitzgerald, Jr. (d/b/a T.H. Fitzgerald & Co.) to serve as the adviser to the Opportunity Growth Fund. The firm has been owner-managed since its founding in 1959. Mr. Fitzgerald is primarily responsible for the day-to-day management of the Fund. Nashville Capital Corporation has agreed to pay T.H. Fitzgerald & Co. an annual advisory fee equal to 0.70% of net assets up to $25 million, 0.60% of net assets from $25 million up to $50 million, and 0.45% of net assets from $50 million up to $100 million, and 0.40% of net assets of $100 million and greater.

                                 Monteagle Funds
                          Notes to Financial Statements
                                February 28, 2002
                                   (Unaudited)

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Value Fund. The investment manager has retained Robinson Investment Group, Inc. to serve as the adviser to the Value Fund. Russell L. Robinson founded the firm in 1996. Mr. Robinson is primarily responsible for the day-to-day management of the Value Fund. Nashville Capital has agreed to pay Robinson Investment Group, Inc. an annual advisory fee of 0.60% of net assets up to $25 million, 0.45% of net assets from $25 million up to $50 million, 0.35% of net assets from $50 million up to $100 million, and 0.30% of net assets of $100 million and greater.

NOTE 4.  INVESTMENTS


Fixed Income Fund. For the period ended February 28, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $7,295,975, and $10,678,952, respectively. The gross unrealized appreciation for all securities totaled $1,450,728 and the gross unrealized depreciation for all securities totaled $0 for a net unrealized appreciation of $1,450,728. The aggregate cost of securities for federal income tax purposes at February 28, 2002 was $35,246,905.

Opportunity Growth Fund. For the period ended February 28, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $48,022,114 and $49,885,329, respectively. The gross unrealized appreciation for all securities totaled $694,173 and the gross unrealized depreciation for all securities totaled $663,096 for a net unrealized appreciation of $31,077. The aggregate cost of securities for federal income tax purposes at February 28, 2002 was $33,304,735.

Value Fund. For the period ended February 28, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $8,448,030 and $9,952,863, respectively. The gross unrealized appreciation for all securities totaled $2,955,843 and the gross unrealized depreciation for all securities totaled $1,768,278 for a net unrealized appreciation of $1,187,565. The aggregate cost of securities for federal income tax purposes at February 28, 2002 was $22,117,033.

Large Cap Fund. For the period ended February 28, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $3,053,206 and $4,277,406, respectively. The gross unrealized appreciation for all securities totaled $457,565 and the gross unrealized depreciation for all securities totaled $1,456,771 for a net unrealized depreciation of $999,206. The aggregate cost of securities for federal income tax purposes at February 28, 2002 was $10,042,978.


NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2002, Farmers and Merchants Corporation, for the benefit of its customers, beneficially owned 100% of each Fund.

Dear Fellow Shareholders,

Review and Outlook
Just as the Funds' current fiscal year was beginning, the terrible events of September 11 occurred, plunging an already uncertain economy further into the unknown. The major equity indices achieved emotional lows just prior to the end of September; optimism began to build over the balance of 2001, spurred on by early military success. In the aftermath of the attacks, the worst fears of many economists were not realized. Despite a slower economy and increasing layoffs, consumers did not falter. Retailers and automobile manufacturers, fearing a massive consumer retrenchment, slashed prices or offered attractive financing to entice consumers - and they responded, although possibly at the expense of some 2002 sales. In addition to the resilient consumer, other positives currently exist including the beneficial impact from lower interest rates and income tax rates, mortgage refinancing activity, large money market balances as well as the combined effect of 11 interest rate reductions by the Federal Reserve during 2001 and increased government spending. The economic slowdown has caused companies to work off bloated inventories, auguring well for future demand. The clear consensus of opinion is that a bottom in economic activity has now been reached. The biggest issue for investors today is the timing and magnitude of the recovery. As such, it is critical to look at those things that could go wrong. Unemployment likely will continue to rise in 2002, potentially restraining consumer spending. Foreign economies seem to have caught the same economic bug that infected the U.S. and since 20%-30% of domestic corporate earnings come from abroad, that portion of the earnings outlook is endangered. It is also important to note that this recession was led by dramatically lower business capital spending, not weakness in the consumer sector. The timing of a pickup in capital spending is extremely uncertain, dependent upon an improvement in end market demand; lower interest rates alone will certainly not provide sufficient impetus to spur capital investment. Finally, equity valuations appear relatively high although it must be recalled that such valuations are based upon trough earnings.

The equity markets have begun to discount the end of the recession. The real challenge now will be to have economic performance live up to the expectations set by the equity markets.

Patient equity investors should continue to seek investments in those companies exhibiting positive earnings momentum and attractive valuations. Our search for such investments begins with a screening tool, which helps us to focus our attention on those securities which possess these attributes. The fundamental analysis performed by our team of sector specialists indicates that we are potentially investing in the best available securities on behalf of our fellow investors.

Fixed income investors are challenged in this environment by the prospect of rising interest rates as the economy gains momentum. Our current investment approach emphasizes higher yielding investment grade securities.

We are grateful for the trust you have placed in the StoneRidge Funds. We pledge to do everything we can to continue to earn that trust.

Sincerely,




Joseph E. Stocke
Managing Director and Chief Investment Officer
StoneRidge Investment Partners







For a prospectus and more information, including charges and expenses, call toll free 1-800-441-6978. The prospectus should be read carefully before investing. Past performance does not guarantee future results.

Distributed by Unified Financial Securities, Inc., 431 N. Pennsylvania St. Indianapolis, IN 46204
Member NASD, SIPC

Fund Performance Discussion

The first half of the current fiscal year will be remembered for the horrors of September 11 and the remarkable response elicited by those events. In this exceedingly difficult environment, the performance of the StoneRidge Funds trailed that of their respective benchmarks. The StoneRidge Bond Fund increased by 1.56% contrasted with the 2.89 % gain for the Lehman Intermediate Government Credit index. The StoneRidge Equity Fund declined 13.36% while the Standard & Poor's 500 index was lower by 1.67 %. The StoneRidge Small Cap Growth Fund fell 8.40% versus the 4.56% drop for the Russell 2000 Growth index.

Returns for the Periods Ended February 28, 2002

                                                                                Average Annual
                                               6 Months         12 Months         Total Retun
                                                 Total            Total         Since Inception
                                                Return           Return       (October 13, 1999)
                                           --------------------------------------------------------
StoneRidge Bond Fund                             1.57%            5.67%              7.49%
Lehman Intermediate Government
   /Corporate Bond Index                         2.89%            7.61%              8.76%


              StoneRidge Bond Fund - $11,879    Lehman Intermediate Govt/
                                                Corporate Bond Index - $12,212

                                    10,000               10,000
     10/31/99                       10,090               10,065
     11/30/99                       10,105               10,078
     12/31/99                       10,059               10,045
      1/31/00                       10,016               10,008
      2/29/00                       10,086               10,090
      3/31/00                       10,201               10,196
      4/30/00                       10,178               10,172
      5/31/00                       10,178               10,188
      6/30/00                       10,341               10,368
      7/31/00                       10,404               10,447
      8/31/00                       10,521               10,570
      9/30/00                       10,619               10,667
     10/31/00                       10,664               10,715
     11/30/00                       10,801               10,861
     12/31/00                       10,995               11,061
      1/31/01                       11,168               11,242
      2/28/01                       11,242               11,349
      3/31/01                       11,328               11,436
      4/30/01                       11,295               11,406
      5/31/01                       11,349               11,470
      6/30/01                       11,381               11,513
      7/31/01                       11,600               11,752
      8/31/01                       11,695               11,870
      9/30/01                       11,770               12,043
     10/31/01                       11,901               12,243
     11/30/01                       11,849               12,120
     12/31/01                       11,793               12,054
      1/31/02                       11,819               12,116
      2/28/02                       11,879               12,212

This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Lehman Intermediate Government/Corporate Bond Index on October 13, 1999 (commencement of operations) and held through February 28, 2002. The Lehman Intermediate Government/Corporate Bond Index is a widely recognized unmanaged bond index and is representative of a broader market and range of securities than is found in the StoneRidge Bond Fund portfolio. Individuals cannot invest directly in an index. Performance figures include the reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.


Returns for the Periods Ended February 28, 2002

                                                                                Average Annual
                                               6 Months         12 Months         Total Retun
                                                 Total            Total         Since Inception
                                                Return           Return        (October 1, 1999)
                                           --------------------------------------------------------
StoneRidge Equity Fund                          -13.36%          -22.11%            -5.14%
Standard & Poor 500 Stock Index                  -1.67%           -9.51%             -4.75%



              StoneRidge Equity Fund - $8,803    S&P 500 Index - $8,892
                                   10,000             10,000
     10/31/99                      10,780             10,633
     11/30/99                      11,160             10,849
     12/31/99                      11,611             11,487
      1/31/00                      11,111             10,910
      2/29/00                      10,941             10,704
      3/31/00                      12,242             11,750
      4/30/00                      11,972             11,397
      5/31/00                      11,461             11,163
      6/30/00                      12,192             11,438
      7/31/00                      12,202             11,260
      8/31/00                      13,693             11,959
      9/30/00                      12,832             11,327
     10/31/00                      12,772             11,279
     11/30/00                      11,201             10,391
     12/31/00                      11,844             10,442
      1/31/01                      12,809             10,812
      2/28/01                      11,301              9,827
      3/31/01                      10,432              9,204
      4/30/01                      11,478              9,919
      5/31/01                      11,736              9,985
      6/30/01                      11,518              9,743
      7/31/01                      11,029              9,647
      8/31/01                      10,160              9,043
      9/30/01                       8,829              8,313
     10/31/01                       9,073              8,472
     11/30/01                       9,671              9,121
     12/31/01                       9,776              9,201
      1/31/02                       9,060              9,067
      2/28/02                       8,803              8,892

This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on October 1, 1999 (commencement of operations) and held through February 28, 2002. The S&P 500 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the StoneRidge Equity Fund portfolio. Individuals cannot invest directly in an index. Performance figures reflect the change in value of the stocks in the index, reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Returns for the Periods Ended February 28, 2002

                                                                                Average Annual
                                               6 Months         12 Months         Total Retun
                                                 Total            Total         Since Inception
                                                Return           Return        (October 1, 1999)
                                           --------------------------------------------------------
StoneRidge Small Cap Growth Fund                -8.40%           -18.24%            -0.30%
Russell 2000 Growth Index                       -4.56%           -12.22%            -6.63%

              StoneRidge Small Cap Growth       Russell 2000 Growth Index
              Fund - $9,928                     - $8,472
                                    10,000               10,000
     10/31/99                       11,140               10,256
     11/30/99                       12,570               11,341
     12/31/99                       13,676               13,339
      1/31/00                       14,071               13,215
      2/29/00                       15,314               16,290
      3/31/00                       16,112               14,578
      4/30/00                       13,788               13,106
      5/31/00                       12,019               11,958
      6/30/00                       15,253               13,503
      7/31/00                       14,778               12,346
      8/31/00                       17,194               13,644
      9/30/00                       16,456               12,967
     10/31/00                       14,738               11,914
     11/30/00                       11,533                9,751
     12/31/00                       12,357               10,347
      1/31/01                       14,767               11,185
      2/28/01                       12,142                9,652
      3/31/01                       10,732                8,774
      4/30/01                       11,875                9,848
      5/31/01                       13,017               10,077
      6/30/01                       13,607               10,351
      7/31/01                       12,035                9,468
      8/31/01                       10,839                8,877
      9/30/01                        8,910                7,445
     10/31/01                        9,857                8,161
     11/30/01                       10,946                8,842
     12/31/01                       12,410                9,393
      1/31/02                       11,285                9,058
      2/28/02                        9,928                8,472


This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Russell 2000 Growth Index on October 1, 1999 (commencement of operations) and held through February 28, 2002. The Russell 2000 Growth Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the StoneRidge Small Cap Growth Fund portfolio. Individuals cannot invest directly in an index. Performance figures reflect the change in value of the stocks in the index, reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

StoneRidge Bond Fund
Schedule of Investments - February 28, 2002 (Unaudited)

                                                                    Principal
                                                                     Amount                        Value
Asset Backed Obligations - 3.4%
Capital One Master Trust, 1998-4 CL A, 5.43%, 1/15/2007              225,000                         $ 232,988
Discover Card Master Trust, 1998-6 CL A,
5.85%, 1/15/2006                                                     150,000                           155,356
EQCC Home Equity Loan Trust, 1999-1 CL A-2F,
5.765%, 6/20/2015                                                    64,696                             64,908
Heller Equipment Asset Receivables, 1999-2 CL A-3,
6.65%, 3/14/2004                                                     94,647                             96,190
MBNA Master Credit Card II, 1999-I CL A,
6.40%, 1/18/2005                                                     228,000                           232,624

                                                                                              -----------------
TOTAL ASSET BACKED OBLIGATIONS (Cost $755,881)                                                         782,066
                                                                                              -----------------


Corporate Bonds - 57.8%
Allstate Corp., 7.20%, 12/1/2009                                     170,000                           182,975
Anheuser-Busch Companies, Inc., 6.75%, 8/1/2003                      340,000                           360,700
Archer Daniels Midland Co., 8.875%, 4/15/2011                        300,000                           361,137
Chevron Corp., 6.625%, 10/1/2004                                     300,000                           320,062
Citigroup, Inc., 6.75%, 12/1/2005                                    300,000                           321,241
Clear Channel Communications, Inc., 6.625%, 6/15/2008                260,000                           256,888
Comcast Corp., 6.20%, 11/15/2008                                     250,000                           246,365
Conoco, Inc., 6.35%, 4/15/2009                                       400,000                           413,460
Daimler Chrysler, 7.75%, 1/18/2011                                   525,000                           557,291
Diageo Capital PLC, 7.25%, 11/1/2009                                 300,000                           326,930
FleetBoston Financial Corp., 7.375%, 12/1/2009                       300,000                           321,466
Ford Motor Credit Corp., 6.875%, 2/1/2006                            600,000                           603,306
Ford Motor Credit Corp., 7.875%, 6/15/2010                           525,000                           547,199
GATX Capital Corp., 7.75%, 12/1/2006                                 250,000                           232,364
General Electric Capital Corp., 7.50%, 6/5/2003                      425,000                           450,157
General Motors Acceptance Corp., 6.125, 9/15/2006                    600,000                           599,235
General Motors Acceptance Corp., 7.75%, 1/19/2010                    525,000                           552,398
Goldman Sachs Group, Inc., 7.50%, 1/28/2005                          325,000                           351,902
Hartford Life, Inc., 7.10%, 6/15/2007                                140,000                           149,122
Lehman Brothers Holdings, Inc., 7.875%, 11/1/2009                    225,000                           247,651
Masco Corp., 6.75%, 3/15/2006                                        500,000                           516,768
MCI Communications Corp., 6.125%, 4/15/2002                          600,000                           598,663
Morgan Stanley Dean Witter & Co., 5.625%, 1/20/2004                  200,000                           207,229
Niagara Mohawk Power Corp., Series G, 7.75%, 10/1/2008               150,000                           162,898
Pennsylvania Electric Co., Series A, 5.75%, 4/1/2004                 400,000                           408,369
Sprint Capital Corp., 6.375%, 5/1/2009                               250,000                           227,534
Tele Communications, Inc., 7.25%, 8/1/2005                           300,000                           311,398
Textron, Inc., 6.375%, 7/15/2004                                     450,000                           469,037
Tyco International Group, 5.80%, 8/1/2006                            330,000                           296,376
Tyco International Group, 6.75%, 2/15/2011                           650,000                           586,594
United Technologies Corp., 6.35%, 3/1/2011                           550,000                           569,296
Verizon Global Corp., 6.75%, 12/1/2005                               220,000                           233,753
Verizon Global Corp., 7.25%, 12/1/2010                               210,000                           225,600



StoneRidge Bond Fund
Schedule of Investments - February 28, 2002 - continued (Unaudited)

                                                                    Principal
                                                                     Amount                        Value
Corporate Bonds - 57.8% - continued

Weyerhaeuser Co., 6.00%, 8/1/2006                                    500,000                         $ 504,953
WorldCom, Inc., 8.00%, 5/15/2006                                     300,000                           301,983
WorldCom, Inc., 7.50%, 5/15/2011                                     400,000                           386,154

                                                                                              -----------------
TOTAL CORPORATE BONDS (Cost $13,163,491)                                                            13,408,454
                                                                                              -----------------


U.S. Treasury & Agency Obligations - 21.4%
FNMA, Pool #563821, 7.00%, 1/1/2016                                  258,428                           269,608
FNMA, Pool #582053, 6.00%, 5/1/2016                                  316,358                           321,506
FNMA, Pool #618499, 6.50%, 12/1/2016                                 485,454                           501,214
FNMA, Pool #501301, 6.50%, 6/1/2029                                  169,944                           172,774
FNMA, Pool #505221, 7.00%, 8/1/2029                                  194,494                           200,662
FNMA, Pool #323995, 6.00%, 10/1/2029                                 232,495                           231,470
FNMA, Pool #528981, 7.50%, 1/1/2030                                  158,791                           165,562
FNMA, Pool #534058, 6.50%, 3/1/2030                                  236,877                           240,823
FNMA, Pool #580835, 7.00%, 5/1/2031                                  158,269                           163,288
FNMA, Pool #620421, 6.00%, 12/1/2031                                 579,360                           576,805
GNMA, Pool #512867, 6.50%, 6/15/2029                                 194,279                           198,300
GNMA, Pool #468376, 7.00%, 9/15/2029                                 235,776                           244,316
GNMA, Pool #466174, 7.50%, 10/15/2029                                213,750                           224,741
GNMA, Pool #557440, 8.00%, 10/15/2030                                148,593                           157,470
GNMA, Pool #536872, 7.50%, 5/15/2031                                 208,512                           218,625
GNMA, Pool #557370, 7.00%, 5/15/2031                                 158,189                           163,799
U.S. Treasury Note, 5.75%, 8/15/2003                                 470,000                           491,242
U.S. Treasury Note, 6.50%, 10/15/2006                                200,000                           219,000
U.S. Treasury Note, 5.00%, 2/15/2011                                 200,000                           201,570

                                                                                              -----------------
TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $4,812,414)                                           4,962,775
                                                                                              -----------------


Money Market Securities - 15.4%
Firstar U.S. Treasury Money Market Fund, 1.74% (a)
    (Cost $3,577,612)                                                 3,577,612                      3,577,612
                                                                                              -----------------

TOTAL INVESTMENTS - 98.0% (Cost $22,309,398)                                                        22,730,907
                                                                                              -----------------
Other assets less liabilities - 2.0%                                                                   468,645
                                                                                              -----------------
Total Net Assets - 100.0%                                                                         $ 23,199,552
                                                                                              =================


(a) Variable rate security; the coupon rate shown represents the rate at February 28, 2002.


StoneRidge Equity Fund
Schedule of Investments - February 28, 2002 (Unaudited)

Common Stocks - 95.2%                                                      Shares                    Value

Accident & Health Insurance - 1.1%
AFLAC, Inc.                                                                 1,350                     $ 34,695
Partnerre Ltd.                                                                225                       12,735
                                                                                                -----------------
                                                                                                        47,430
                                                                                                -----------------
Aircraft - 0.9%
Boeing Co.                                                                    600                       27,576
Embraer-Empresa Brasileira De Aerona (c)                                      525                       11,524
                                                                                                -----------------
                                                                                                        39,100
                                                                                                -----------------
Aircraft Engines & Engine Parts - 1.4%
United Technologies Corp.                                                     850                       62,008
                                                                                                -----------------

Beverages - 1.8%
PepsiCo, Inc.                                                               1,545                        78,022
                                                                                                -----------------

Biological Products (No Diagnostic Substances) - 0.9%
Amgen, Inc. (a)                                                               550                        31,889
Invitrogen Corp. (a)                                                          200                         9,128
                                                                                                -----------------
                                                                                                         41,017
                                                                                                -----------------
Cable & Other Pay Television Services - 3.9%
Charter Communications, Inc. (a)                                            6,725                        69,940
Viacom, Inc. - Class A                                                        250                        11,672
Viacom, Inc. - Class B (a)                                                  1,915                        89,143
                                                                                                -----------------
                                                                                                        170,755
                                                                                                -----------------
Chemicals & Allied Products - 2.0%
Dow Chemical Co.                                                              775                        24,242
Pharmacia Corp.                                                             1,575                        64,654
                                                                                                -----------------
                                                                                                         88,896
                                                                                                -----------------
Cigarettes - 0.7%
RJ Reynolds Tobacco Holdings, Inc.                                            475                       31,184
                                                                                                -----------------

Crude Petroleum & Natural Gas - 2.2%
Anadarko Petroleum Corp.                                                      425                       22,143
Apache Corp.                                                                  522                       27,535
Dynegy, Inc.                                                                  400                       10,228
Kerr-McGee Corp.                                                              625                       34,556
                                                                                                -----------------
                                                                                                        94,462
                                                                                                -----------------
Drilling Oil & Gas Wells - 0.4%
Transocean Sedco Forex, Inc.                                                  700                       19,607
                                                                                                -----------------

Electric Services - 1.3%
Allegheny Energy, Inc.                                                        525                       18,149
Dominion Resources, Inc.                                                      275                       16,027
Duke Energy Co.                                                               600                       21,180
                                                                                                -----------------
                                                                                                        55,356
                                                                                                -----------------
Electronic & Other Electrical Equipment
   (No Computer Equipment) - 3.9%
General Electric Co.                                                        4,425                      170,362
                                                                                                -----------------

StoneRidge Equity Fund
Schedule of Investments - February 28, 2002 - continued (Unaudited)

Common Stocks - 95.2% - continued                                          Shares                    Value

Electronic Computers - 0.4%
Apple Computer, Inc. (a)                                                      810               $        17,577
                                                                                                -----------------

Financial Services - 3.0%
Federated Investors, Inc.                                                   1,850                        58,423
Investor's Financial Services Corp.                                           785                        54,542
                                                                                                -----------------
                                                                                                        112,965
                                                                                                -----------------
Fire, Marine & Casualty Insurance - 2.9%
ACE Ltd.                                                                    1,850                        81,215
American International Group, Inc.                                            625                        46,231
                                                                                                -----------------
                                                                                                         127,446
                                                                                                -----------------
Food & Kindred Products - 0.8%
Philip Morris Companies, Inc.                                                 675                        35,545
                                                                                                -----------------

General Industrial Machinery & Equipment - 2.0%
Tyco International Ltd.                                                     3,025                        88,027
                                                                                                -----------------

Hotels & Motels - 0.5%
Hilton Hotels Corp.                                                         1,775                        22,827
                                                                                                -----------------

Industrial Inorganic Chemicals - 0.5%
Praxair, Inc.                                                                 385                        22,291
                                                                                                -----------------

Insurance Agents Brokers & Services - 3.0%
Gallagher Arthur J & Co.                                                    2,510                        87,499
Hartford Financial Services Group, Inc.                                       625                        41,875
                                                                                                -----------------
                                                                                                        129,374
                                                                                                -----------------
Life Insurance - 1.6%
Nationwide Financial Services, Inc.                                         1,775                        71,852
                                                                                                -----------------

Motor Vehicle Parts & Accessories - 0.7%
Honeywell International, Inc.                                                 800                        30,496
                                                                                                -----------------

Motor Vehicles & Passenger Car Bodies - 0.9%
General Motors Corp. - Class H                                              2,800                        41,300
                                                                                                -----------------

National Commercial Banks - 8.0%
BankNorth Group, Inc.                                                       1,150                        28,738
Citigroup, Inc.                                                             3,777                       170,909
Commerce Bancorp, Inc.                                                        600                        24,960
FleetBoston Financial Corp.                                                 1,475                        49,236
TCF Financial Corp.                                                         1,470                        75,558
                                                                                                -----------------
                                                                                                        349,401
                                                                                                -----------------
Paper Mills - 1.1%
Abitibi Consolidated, Inc.                                                  3,860                        33,042
Smurfit-Stone Container Corp. (a)                                             850                        13,863
                                                                                                -----------------
                                                                                                         46,905
                                                                                                -----------------

StoneRidge Equity Fund
Schedule of Investments - February 28, 2002 - continued (Unaudited)

Common Stocks - 95.2% - continued                                          Shares                    Value

Personal Credit Institutions - 0.5%
Household International, Inc.                                                 425               $        21,888
                                                                                                -----------------

Petroleum Refining - 4.5%
Exxon Mobil Corp.                                                           3,950                       163,135
ChevronTexaco Corp.                                                           425                        35,887
                                                                                                -----------------
                                                                                                        199,022
                                                                                                -----------------
Pharmaceutical Preparations - 11.8%
ICN Pharmaceuticals, Inc.                                                   1,050                        29,242
IVAX Corp.                                                                  6,100                       103,700
King Pharmaceuticals, Inc.                                                    600                        18,636
Millennium Pharmaceuticals, Inc. (a)                                        1,750                        32,865
Pfizer, Inc.                                                                3,025                       123,904
Schering-Plough Corp.                                                         800                        27,592
Vertex Pharmaceuticals, Inc. (a)                                            3,835                        83,641
Watson Pharmaceuticals, Inc. (a)                                            3,210                        93,989
                                                                                                -----------------
                                                                                                        513,569
                                                                                                -----------------
Primary Production Of Aluminum - 0.8%
Alcan, Inc.                                                                   925                        37,500
                                                                                                -----------------

Radio Telephone Communications - 0.4%
AT&T Wireless Services, Inc. (a)                                            1,575                        15,892
                                                                                                -----------------

Real Estate Investment Trusts - 0.5%
Boston Properties, Inc.                                                       625                        23,544
                                                                                                -----------------

Retail-Department Stores - 0.3%
Federated Department Stores, Inc. (a)                                         310                        12,992
                                                                                                -----------------

Retail-Grocery Stores - 2.0%
Kroger Co. (a)                                                                590                        13,068
Safeway, Inc. (a)                                                           1,775                        76,290
                                                                                                -----------------
                                                                                                         89,358
                                                                                                -----------------
Retail-Lumber & Other Building Materials Dealers - 4.2%
Home Depot, Inc.                                                            3,650                       182,500
                                                                                                -----------------

Retail-Radio TV & Consumer Electronics Stores - 1.3%
Best Buy Co., Inc.                                                            820                        55,268
                                                                                                -----------------

Savings Institutions, Not Federally Chartered - 0.6%
Washington Mutual, Inc.                                                       775                        25,211
                                                                                                -----------------

Security Brokers, Dealers & Flotation Companies - 2.0%
Lehman Brothers Holdings, Inc.                                              1,555                        87,858
                                                                                                -----------------

StoneRidge Equity Fund
Schedule of Investments - February 28, 2002 - continued (Unaudited)

Common Stocks - 95.2% - continued                                          Shares                    Value

Semiconductors & Related Devices - 2.2%
Advanced Micro Devices, Inc.                                                1,475               $        19,913
Agere Systems, Inc. (a)                                                     2,625                        10,500
GlobeSpan, Inc. (a)                                                         1,300                        14,573
LSI Logic Corp. (a)                                                           950                        14,240
MIPS Technologies, Inc. (a)                                                   750                         5,122
Texas Instruments, Inc.                                                     1,105                        32,432
                                                                                                -----------------
                                                                                                         96,780
                                                                                                -----------------
Services-Advertising Agencies - 1.7%
Interpublic Group of Companies, Inc.                                        1,450                        39,440
Lamar Advertising Co. (a)                                                     855                        34,106
                                                                                                -----------------
                                                                                                         73,546
                                                                                                -----------------
Services-Business Services - 1.8%
Vivendi Universal S.A. (a) (c)                                              2,030                        78,561
                                                                                                -----------------

Services-Computer Programming Services - 5.2%
AOL-Time Warner, Inc. (a)                                                   6,632                        164,474
Genuity, Inc. (a)                                                           2,325                          2,325
VeriSign, Inc. (a)                                                          2,590                         61,461
                                                                                                -----------------
                                                                                                         228,260
                                                                                                -----------------
Services-Personal Services - 0.2%
Cendant Corp. (a)                                                             575                         10,011
                                                                                                -----------------

Services-Prepackaged Software - 2.7%
Microsoft Corp. (a)                                                         2,025                        118,138
                                                                                                -----------------

State Commercial Banks - 1.8%
North Fork Bancorporation, Inc.                                             1,610                        55,674
Popular, Inc.                                                                 770                        22,345
                                                                                                -----------------
                                                                                                         78,019
                                                                                                -----------------
Surety Insurance - 0.3%
The PMI Group, Inc.                                                           200                        14,170
                                                                                                -----------------

Telephone & Telegraph Apparatus - 1.1%
Avaya, Inc. (a)                                                             7,475                        39,991
Corvis Corp. (a)                                                            7,425                         8,465
                                                                                                -----------------
                                                                                                         48,456
                                                                                                -----------------
Telephone Communications (No Radio Telephone) - 3.4%
Qwest Communications International, Inc. (a)                                3,425                        29,798
Time Warner Telecom, Inc. (a)                                               1,415                         8,065
Verizon Communications, Inc.                                                1,375                        64,350
WorldCom, Inc. (a)                                                          5,875                        44,180
                                                                                                -----------------
                                                                                                        146,393
                                                                                                -----------------

TOTAL COMMON STOCKS (Cost $5,186,287)                                                                  4,151,141
                                                                                                -----------------

StoneRidge Equity Fund
Schedule of Investments - February 28, 2002 - continued (Unaudited)

                                                                        Principal
                                                                          Amount                     Value
Money Market Securities - 2.9%
Firstar U.S. Treasury Money Market Fund, 1.74% (b)
    (Cost $128,866)                                                       128,866                      $ 128,866
                                                                                                -----------------

TOTAL INVESTMENTS - 98.1% (Cost $5,315,153)                                                            4,280,007
                                                                                                -----------------
Other assets less liabilities - 1.9%                                                                      80,783
                                                                                                -----------------
Total Net Assets - 100.0%                                                                            $ 4,360,790
                                                                                                =================

(a) Non-Income Producing.
(b) Variable rate security; the coupon rate shown represents the rate at February 28, 2002.
(c) American Depositary Receipt.


StoneRidge Small Cap Growth Fund
Schedule of Investments - February 28, 2002 (Unaudited)

Common Stocks - 96.4%                                                       Shares                      Value

Agriculture Production - Crops - 0.2%
Scheid Vineyards, Inc. - Class A (a)                                               10,860           $        35,295
                                                                                                   -----------------

Biological Products (No Diagnostic Substances) - 3.0%
Aphton Corp. (a)                                                                   21,835                    249,792
EntreMed, Inc. (a)                                                                 24,050                    185,185
Genaera Corp. (a)                                                                   8,345                     23,783
Vion Pharmaceuticals, Inc. (a)                                                     40,500                    163,620
                                                                                                   -----------------
                                                                                                             622,380
                                                                                                   -----------------
Cable & Other Pay Television Services - 0.1%
Nucentrix Broadband Networks, Inc. (a)                                              1,150                     11,730
                                                                                                   -----------------

Crude Petroleum & Natural Gas - 2.4%
Forest Oil Corp. (a)                                                               11,375                    292,224
Newfield Exploration Co. (a)                                                        5,750                    208,667
                                                                                                   -----------------
                                                                                                             500,891
                                                                                                   -----------------
Dairy Products - 0.0%
Suprema Specialties, Inc. (a)                                                      24,525                        -
                                                                                                   -----------------

Drilling Oil & Gas Wells - 1.1%
Smedvig ASA (a) (c)                                                                35,715                    225,004
                                                                                                   -----------------

Electromedical & Electrotherapeutic Apparatus - 0.1%
Computer Motion, Inc. (a)                                                           5,500                     21,285
                                                                                                   -----------------

Electronic Components - 0.4%
Vicor Corp. (a)                                                                     6,725                     82,381
                                                                                                   -----------------

Finance Lessors - 0.8%
GATX Corp.                                                                          5,550                    169,941
                                                                                                   -----------------

Fire, Marine & Casualty Insurance - 0.3%
Kingsway Financial Services, Inc. (a)                                               6,600                     69,366
                                                                                                   -----------------

Gen Building Contractors - Residential Buildings - 0.7%
Walter Industries, Inc.                                                            13,725                    159,073
                                                                                                   -----------------

In Vitro & In Vivo Diagnostic Substances - 3.8%
Hyseq, Inc. (a)                                                                    16,040                     85,814
Ista Pharmaceuticals, Inc. (a)                                                      8,600                     15,910
Myriad Genetics, Inc. (a)                                                           4,850                    158,838
North American Scientific, Inc. (a)                                                47,455                    540,987
                                                                                                   -----------------
                                                                                                             801,549
                                                                                                   -----------------
Investment Advice - 1.5%
Affiliated Managers Group, Inc. (a)                                                 4,900                    326,487
                                                                                                   -----------------

Laboratory Analytical Instruments - 3.3%
TriPath Imaging, Inc. (a)                                                         163,290                    693,982
                                                                                                   -----------------

StoneRidge Small Cap Growth Fund
Schedule of Investments - February 28, 2002 - continued (Unaudited)

Common Stocks - 96.4% - continued                                           Shares                      Value

Life Insurance - 1.1%
FPIC Insurance Group, Inc. (a)                                                      5,200          $         64,532
Penn Treaty American Corp. (a)                                                     11,879                    62,484
The Liberty Crop.                                                                   2,450                   103,635
                                                                                                   -----------------
                                                                                                            230,651
                                                                                                   -----------------
Measuring & Controlling Devices - 0.9%
Trimble Navigation Ltd. (a)                                                        15,000                   195,000
                                                                                                   -----------------

Miscellaneous Fabricated Metal Products - 0.9%
The Shaw Group, Inc. (a)                                                            7,750                   188,248
                                                                                                   -----------------

Miscellaneous Primary Metal Products - 0.5%
Nanophase Technologies, Corp. (a)                                                  15,950                   101,442
                                                                                                   -----------------

Mortgage Bankers & Loan Correspondents - 0.8%
American Home Mortagage Holdings, Inc.                                              4,195                    51,263
Doral Financial Corp.                                                               3,350                   115,039
                                                                                                   -----------------
                                                                                                            166,302
                                                                                                   -----------------
Motor Vehicle Parts & Accessories - 1.1%
Autoliv, Inc.                                                                       9,650                   228,223
                                                                                                   -----------------

Oil & Gas Field Exploration Services - 0.3%
Petroleum Geo-Services ASA (a) (c)                                                 13,150                    71,404
                                                                                                   -----------------

Oil & Gas Field Machinery & Equipment - 0.7%
National-Oilwell, Inc. (a)                                                          6,677                   139,616
                                                                                                   -----------------

Oil & Gas Field Services - 2.4%
Stolt Offshore S.A. (a) (c)                                                        27,370                   192,685
Superior Energy Services, Inc. (a)                                                 33,250                   309,225
                                                                                                   -----------------
                                                                                                            501,910
                                                                                                   -----------------
Perfumes, Cosmetics & Other Toilet Preparations - 0.7%
Elizabeth Arden, Inc. (a)                                                          18,505                   136,937
                                                                                                   -----------------

Periodicals: Publishing or Publishing and Printing - 0.6%
PRIMEDIA, Inc. (a)                                                                 57,904                   136,074
                                                                                                   -----------------

Photographic Equipment & Supplies - 0.2%
SpatiaLight, Inc. (a)                                                               8,800                    47,168
                                                                                                   -----------------

Radio & TV Broadcasting & Communications Equipment - 0.6%
C-Cor Electronics, Inc. (a)                                                        7,700                    109,725
Wink Communications, Inc. (a)                                                     20,665                     26,038
                                                                                                   -----------------
                                                                                                            135,763
                                                                                                   -----------------
Radio Broadcasting Stations - 0.7%
Beasley Broadcast Group, Inc. - Class A (a)                                        6,615                     93,470
Paxson Communications corp. (a)                                                    5,550                     57,165
                                                                                                   -----------------
                                                                                                            150,635
                                                                                                   -----------------

StoneRidge Small Cap Growth Fund
Schedule of Investments - February 28, 2002 - continued (Unaudited)

Common Stocks - 96.4% - continued                                           Shares                      Value

Pharmaceutical Preparations - 9.0%
3 Dimensional Pharmaceuticals, Inc. (a)                                             6,950          $         51,777
Arqule, Inc. (a)                                                                   51,505                   638,662
Cell Genesys, Inc. (a)                                                             18,720                   281,923
Cellegy Pharmaceuticals, Inc. (a)                                                  13,620                    78,996
Esperion Therapeutics, Inc. (a)                                                    20,750                   121,388
GenVec, Inc. (a)                                                                    1,150                     3,910
Guilford Pharmaceuticals, Inc. (a)                                                  6,050                    51,425
Impax Laboratories, Inc. (a)                                                        3,595                    36,777
Large Scale Biology Corp. (a)                                                      48,930                   140,424
Northwest Biotherapeutics, Inc. (a)                                                 3,900                    12,519
Pharmaceutical Resources, Inc. (a)                                                  1,850                    31,450
SICOR, Inc. (a)                                                                    27,430                   438,880
                                                                                                   -----------------
                                                                                                          1,888,131
                                                                                                   -----------------
Radio Telephone Communications - 3.0%
Dobson Communications Corp. - Class A (a)                                          14,850                    35,789
UnitedGlobalCom, Inc. (a)                                                         126,945                   507,780
Universal Access, Inc. (a)                                                         38,200                    90,916
                                                                                                   -----------------
                                                                                                            634,485
                                                                                                   -----------------
Retail-Grocery Stores - 2.0%
Pathmark Stores, Inc. (a)                                                          17,900                   425,304
                                                                                                   -----------------

Retail-Radio TV & Consumer Electronics Stores - 2.2%
Good Guys, Inc. (a)                                                                30,850                     52,754
InterTAN, Inc. (a)                                                                  9,890                    118,284
REX Stores, Inc. (a)                                                                5,395                     80,386
Tweeter Home Entertainment Group, Inc. (a)                                         12,095                    205,615
                                                                                                   -----------------
                                                                                                             457,039
                                                                                                   -----------------
Savings Institution, Federally Chartered - 0.6%
BankAtlantic Bancorp - Class A                                                     11,925                    136,303
                                                                                                   -----------------

Security Brokers, Dealers & Flotation Companies - 0.2%
CBNY Investment Services Co.                                                        4,042                     40,501
                                                                                                   -----------------

Semiconductors & Related Devices - 4.1%
Applied Films Corp. (a)                                                             7,750                    223,277
Dialog Semiconductor Plc. (a) (c)                                                   6,400                     28,800
GlobeSpan, Inc. (a)                                                                13,810                    154,810
MIPS Technologies, Inc. (a)                                                        14,375                     98,181
OSI Systems, Inc. (a)                                                               7,050                    148,054
Pixelworks, Inc. (a)                                                               19,250                    202,317
                                                                                                   -----------------
                                                                                                             855,439
                                                                                                   -----------------
Services-Advertising Agencies - 0.8%
Havas Advertising (c)                                                              22,481                    168,608
                                                                                                   -----------------

Services-Allied To Motion Picture Production - 0.3%
Point. 360 (a)                                                                     40,470                     58,682
                                                                                                   -----------------
StoneRidge Small Cap Growth Fund
Schedule of Investments - February 28, 2002 - continued (Unaudited)

Common Stocks - 96.4% - continued                                           Shares                      Value

Services-Business Services - 1.4%
Digitas, Inc. (a)                                                                  12,195           $         67,073
NCO Portfolio Management, Inc. (a)                                                  9,520                     64,736
SonicWall, Inc. (a)                                                                13,300                    172,102
                                                                                                   -----------------
                                                                                                             303,911
                                                                                                   -----------------
Services-Commercial Physical & Biological Research - 13.2%
Applied Molecular Evolution, Inc. (a)                                              57,895                    490,371
Cambridge Antibody Technology Group Plc. (a) (c)                                    9,760                    195,200
Diversa Corp. (a)                                                                  63,165                    676,497
Exelixis, Inc. (a)                                                                  8,733                     98,683
Genaissance Pharmaceutical, Inc.                                                    8,195                     25,650
Kosan Biosciences, Inc. (a)                                                        12,950                     91,945
NeoPharm, Inc. (a)                                                                 26,327                    447,559
NeoTherapeutics, Inc. (a)                                                          15,135                     43,135
Orchid BioSciences, Inc. (a)                                                       12,915                     33,837
Paradigm Genetics, Inc. (a)                                                        98,725                    158,947
SFBC International, Inc. (a)                                                        9,900                    189,189
Telik, Inc. (a)                                                                    15,810                    160,471
Tularik, Inc. (a)                                                                   8,650                    155,700
                                                                                                   -----------------
                                                                                                           2,767,184
                                                                                                   -----------------
Services-Computer Integrated Systems Design - 7.6%
F5 Networks, Inc. (a)                                                              20,350                    444,647
Radiant Systems, Inc. (a)                                                           8,100                     71,280
TALX Corp.                                                                         19,965                    444,820
Vastera, Inc. (a)                                                                  48,308                    633,318
                                                                                                   -----------------
                                                                                                           1,594,065
                                                                                                   -----------------
Services-Computer Programming Services - 2.4%
PDF Solutions, Inc.                                                                13,960                    195,440
S1 Corp. (a)                                                                       11,850                    178,579
Systems & Computer Technology Corp. (a)                                            10,320                    132,199
                                                                                                   -----------------
                                                                                                             506,218
                                                                                                   -----------------
Services-General Medical & Surgical Hospitals - 0.7%
MedCath Corp. (a)                                                                   8,525                    148,761
                                                                                                   -----------------

Services-Management Consulting Services - 0.3%
Harris Interactive, Inc. (a)                                                       18,800                     64,672
                                                                                                   -----------------

Services-Management Services - 0.6%
ManTech International Corp. (a)                                                     7,500                    135,075
                                                                                                   -----------------

Services-Prepackaged Software - 7.0%
Actuate Corp. (a)                                                                  38,675                    193,762
Midway Games, Inc. (a)                                                             92,240                  1,080,130
Skillsoft Corp. (a)                                                                 8,825                    190,973
                                                                                                   -----------------
                                                                                                           1,464,865
                                                                                                   -----------------
Steel Pipe & Tubes - 1.5%
Maverick Tube Corp. (a)                                                            21,950                    305,105
                                                                                                   -----------------


StoneRidge Small Cap Growth Fund
Schedule of Investments - February 28, 2002 - continued (Unaudited)

Common Stocks - 96.4% - continued                                           Shares                      Value

State Commercial Banks - 2.7%
Boston Private Financial Holdings, Inc.                                            15,550           $        355,940
GBC Bancorp                                                                         5,020                    164,355
Wintrust Financial Corp. (a)                                                        1,700                     55,369
                                                                                                   -----------------
                                                                                                             575,664
                                                                                                   -----------------
Surgical & Medical Instruments & Apparatus - 2.6%
Bioject Medical Technologies, Inc. (a)                                             13,150                     51,285
Medarex, Inc. (a)                                                                   9,350                    141,466
Med-Design Corp. (a)                                                               19,580                    275,099
Vivus, Inc.                                                                        10,050                     70,852
                                                                                                   -----------------
                                                                                                             538,702
                                                                                                   -----------------
Television Broadcasting Stations - 2.4%
SBS Broadcasting S.A. (a)                                                          32,600                    494,542
                                                                                                   -----------------

Title Insurance - 1.0%
The First American Financial Corp.                                                 10,150                    200,869
                                                                                                   -----------------

Wholesale-Medical, Dental
  & Hospital Equipment & Supplies - 0.8%
Lumenis Ltd. (a)                                                                   22,900                    167,170
                                                                                                   -----------------

Wholesale-Professional & Commercial Equipment
  & Supplies - 0.8%
Global Imaging Systems, Inc. (a)                                                   11,085                    172,593
                                                                                                   -----------------

TOTAL COMMON STOCKS (Cost $29,035,971)                                                                    20,252,625
                                                                                                   -----------------


                                                                           Principal
                                                                            Amount                       Value
Money Market Securities - 4.2%
Firstar U.S. Treasury Money Market Fund, 1.74% (b)
    (Cost $877,554)                                                            877,554                    $ 877,554
                                                                                                   -----------------

TOTAL INVESTMENTS - 100.6% (Cost $29,913,525)                                                            21,130,179
                                                                                                   -----------------
Liabilities in excess of other assets  - (0.6)%                                                            (125,567)
                                                                                                   -----------------
Total Net Assets - 100.0%                                                                              $ 21,004,612
                                                                                                   =================

(a) Non-Income Producing.
(b) Variable rate security; the coupon rate shown represents the rate at February 28, 2002.
(c) American Depositary Receipt.

StoneRidge Funds
Statement of Assets and Liabilities - February 28, 2002 (Unaudited)

                                                StoneRidge          StoneRidge          StoneRidge
                                                   Bond               Equity         Small Cap Growth
                                                   Fund                Fund                Fund
                                              --------------------------------------------------------
Assets:
Investments in securities at value               $ 22,730,907         $ 4,280,007        $ 21,130,179
  (cost $22,309,398, $5,315,153,
  and $29,913,525, respectively)
Receivable for fund shares sold                       192,789              48,190              35,505
Receivable for securities sold                              -              15,225             154,729
Receivable from Adviser                                31,517              23,088              22,588
Dividends receivable                                        -               4,678               3,656
Interest receivable                                   260,914                 221                 906
                                              ----------------   -----------------   -----------------
     Total assets                                  23,216,127           4,371,409          21,347,563
                                              ----------------   -----------------   -----------------

Liabilities:
Accrued investment advisory fee                         6,913               1,981              16,781
Payable for securities purchased                            -                   -             315,470
Other payables and accrued expenses                     9,662               8,638              10,700
                                              ----------------   -----------------   -----------------
     Total liabilities                                 16,575              10,619             342,951
                                              ----------------   -----------------   -----------------

Net Assets:
Applicable to 2,257,697, 709,036,
and 3,774,709 outstanding, respectively          $ 23,199,552         $ 4,360,790        $ 21,004,612
                                              ================   =================   =================

Net Assets Consist of:
Capital paid-in                                    22,718,627           6,299,383          33,466,089
Accumulated undistributed net investment
  income (loss)                                         9,077              (1,165)           (110,788)
Accumulated net realized gain
  (loss) on investments                                50,339            (902,282)         (3,567,343)
Net unrealized appreciation
  (depreciation) on investments                       421,509          (1,035,146)         (8,783,346)
                                              ----------------   -----------------   -----------------
                                                 $ 23,199,552         $ 4,360,790        $ 21,004,612
                                              ================   =================   =================

Net asset value and offering
  price per share                                     $ 10.28              $ 6.15              $ 5.56
                                              ================   =================   =================

Redemption price per share (a)                        $ 10.07              $ 6.03              $ 5.45
                                              ================   =================   =================


(a) The redemption price per share reflects a contingent deferred redemption fee of 2.00% on shares redeemed within 30 days of purchase.

StoneRidge Funds
Statement of Operations
For the six months ended February 28, 2002
(Unaudited)

                                               StoneRidge            StoneRidge           StoneRidge
                                                  Bond                 Equity          Small Cap Growth
                                                  Fund                  Fund                 Fund
                                             -----------------------------------------------------------
                                             -----------------------------------------------------------

Investment Income:
Interest                                           $ 650,826               $ 1,664              $ 6,002
Dividends                                                  -                23,981               13,912
                                             ----------------     -----------------    -----------------
     Total investment income                         650,826                25,645               19,914
                                             ----------------     -----------------    -----------------

Expenses:
Investment advisory fees                              44,969                13,599              108,105
Administration fees                                   15,000                15,000               15,000
Pricing & bookeeping fees                             13,945                10,113               15,960
Transfer agent fees                                   32,043                10,666               25,277
Registration fees                                        430                   265                  265
Audit fees                                             3,214                 2,964                3,364
Custodian fees                                         5,294                 4,018                7,631
Legal fees                                             1,060                 1,794                1,203
Insurance                                              2,507                   484                1,940
Trustee fees                                             674                   685                  685
Shareholder reports                                      525                   525                  273
Miscellaneous fees                                     1,436                 1,025                5,164
                                             ----------------     -----------------    -----------------
Total expenses before reimbursement                  121,097                61,138              184,867
Fees waived by administrator                          (3,566)               (5,000)              (3,928)
Expenses reimbursed by adviser                       (43,880)              (35,626)             (50,237)
                                             ----------------     -----------------    -----------------
Total operating expenses                              73,651                20,512              130,702
                                             ----------------     -----------------    -----------------

Net Investment Income (Loss)                         577,175                 5,133             (110,788)
                                             ----------------     -----------------    -----------------

Realized and Unrealized
  Gain (Loss) on Investments:
Net realized gain (loss) on
  investments                                         57,937              (849,460)          (1,930,992)
Net change in unrealized
  appreciation (depreciation) on
  investments                                       (284,559)              199,760               43,288
                                             ----------------     -----------------    -----------------
Net realized and unrealized
  gain (loss) on investments                        (226,622)             (649,700)          (1,887,704)
                                             ----------------     -----------------    -----------------

Increase (Decrease) in Net
  Assets from Operations                           $ 350,553            $ (644,567)        $ (1,998,492)
                                             ================     =================    =================


StoneRidge Funds
Statement of Changes in Net Assets

                                                 StoneRidge                            StoneRidge
                                                 Bond Fund                             Equity Fund
                                               --------------------------------       --------------------------------
                                               --------------------------------       --------------------------------

                                                 Six months          Year              Six months          Year
                                                   Ended            Ended                 Ended            Ended
                                                  02/28/02         08/31/01             02/28/02         08/31/01
                                                (Unaudited)                            (Unaudited)
                                               --------------------------------       --------------------------------

Operations:
Net investment income gain (loss)                   $ 577,175      $ 1,183,134              $ 5,133           $ 5,353
Net realized gain (loss) on investments                57,937          297,404             (849,460)          472,910
Net change in unrealized appreciation
  (depreciation) on investments                      (284,559)         646,453              199,760        (2,021,359)
                                               ---------------  ---------------       --------------  ----------------
Increase (decrease) in net assets
   from operations                                    350,553        2,126,991             (644,567)       (1,543,096)
                                               ---------------  ---------------       --------------  ----------------

Dividends and Distributions
   to Shareholders:
From net investment income                           (578,791)      (1,173,579)              (6,370)          (11,717)
From net realized gains                              (190,361)               -             (234,869)       (1,149,845)
                                               ---------------  ---------------       --------------  ----------------
Total distributions                                  (769,152)      (1,173,579)            (241,239)       (1,161,562)
                                               ---------------  ---------------       --------------  ----------------

Capital Share Transactions:
Proceeds from shares sold                           3,042,909        5,584,082              867,894         2,461,809
Reinvestment of dividends                             769,152        1,173,579              241,239         1,161,562
Share redeemed                                     (2,008,723)      (4,748,706)            (671,915)       (1,922,284)
                                               ---------------  ---------------       --------------  ----------------
Net increase (decrease) in net assets from
   capital transactions                             1,803,338        2,008,955              437,218         1,701,087
                                               ---------------  ---------------       --------------  ----------------

Total increase (decrease) in net assets             1,384,739        2,962,367             (448,588)       (1,003,571)

Net Assets:
Beginning of period                                21,814,813       18,852,446            4,809,378         5,812,949
                                               ---------------  ---------------       --------------  ----------------
End of period                                    $ 23,199,552     $ 21,814,813          $ 4,360,790       $ 4,809,378
                                               ===============  ===============       ==============  ================

Accumulated undistributed net
  investment income (loss) included
  in net assets at end of period                      $ 9,077         $ 10,693             $ (1,165)             $ 72
                                               ---------------  ---------------       --------------  ----------------

Capital Share Transactions:
Shares sold                                           291,561          543,090              130,172           274,503
Shares issued on reinvestment
  of dividends                                         74,187          114,298               36,440           133,207
Share redeemed                                       (192,587)        (462,157)            (100,368)         (189,818)
                                               ---------------  ---------------       --------------  ----------------

Net increase (decrease) from
   capital transactions                               173,161          195,231               66,244           217,892
                                               ===============  ===============       ==============  ================





StoneRidge Funds
Statement of Changes in Net Assets - continued

                                                 StoneRidge
                                                 Small Cap Growth Fund
                                               --------------------------------
                                               --------------------------------

                                                 Six months          Year
                                                   Ended            Ended
                                                  02/28/02         08/31/01
                                                (Unaudited)
                                               --------------------------------

Operations:
Net investment income (loss)                       $ (110,788)      $ (192,758)
Net realized gain (loss) on investments            (1,930,992)         (37,431)
Net change in unrealized appreciation
  (depreciation) on investments                        43,288       (9,133,619)
                                               ---------------  ---------------
Increase (decrease) in net assets
  from operations                                  (1,998,492)      (9,363,808)
                                               ---------------  ---------------

Dividends and Distributions
   to Shareholders:
From net investment income                                  -                -
From net realized gains                                     -       (7,158,286)
                                               ---------------  ---------------
Total distributions                                         -       (7,158,286)
                                               ---------------  ---------------

Capital Share Transactions:
Proceeds from shares sold                           3,755,972       27,497,893
Reinvestment of dividends                                   -        6,703,020
Share redeemed                                     (1,534,988)     (15,943,636)
                                               ---------------  ---------------
Net increase (decrease) in net assets from
   capital transactions                             2,220,984       18,257,277
                                               ---------------  ---------------

Total increase (decrease) in net assets               222,492        1,735,183
                                               ---------------  ---------------

Net Assets:
Beginning of period                                20,782,120       19,046,937
                                               ---------------  ---------------
End of period                                    $ 21,004,612     $ 20,782,120
                                               ===============  ===============

Accumulated undistributed net
  investment income (loss) included
  in net assets at end of period                   $ (110,788)             $ -
                                               ---------------  ---------------

Capital Shares Transactions:
Shares sold                                           592,103        2,812,232
Shares issued on reinvestment
   of dividends                                             -          968,644
Shares redeemed                                      (239,641)      (1,478,534)
                                               ---------------  ---------------

Net increase (decrease) from
   capital transactions                               352,462        2,302,342
                                               ===============  ===============


StoneRidge Funds
FINANCIAL HIGHLIGHTS
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                        StoneRidge
                                                        Bond Fund
                                                       --------------------------------------------------
                                                       --------------------------------------------------

                                                        Six Months
                                                          Ended              Year           For the Period
                                                         02/28/02           Ended              Ended
                                                       (Unaudited)         8/31/01          8/31/00 (a)
                                                       -------------    ---------------------------------
                                                       -------------    ---------------------------------

Net Asset Value, beginning of period                        $ 10.47             $ 9.98           $ 10.00
                                                       -------------    ---------------    --------------

Income from Investment Operations:
Net investment income (loss)                                   0.26               0.60              0.52
Net realized and unrealized gain
  (loss) on investments                                       (0.10)              0.48             (0.02)
                                                       -------------    ---------------    --------------
Total from investment operations                               0.16               1.08              0.50
                                                       -------------    ---------------    --------------

Less Distributions:
From net investment income                                    (0.26)             (0.59)            (0.52)
From realized capital gains                                   (0.09)              0.00              0.00
                                                       -------------    ---------------    --------------
Total distributions                                           (0.35)             (0.59)            (0.52)
                                                       -------------    ---------------    --------------

Net Asset Value, end of period                              $ 10.28            $ 10.47            $ 9.98
                                                       =============    ===============    ==============

Total Return (c)                                              1.55%             11.16%             5.21%

Ratios/Supplemental Data:
Net assets, end of period (000)                            $ 23,200           $ 21,815          $ 18,852
Ratio of expenses to average net assets                       0.65% (b)          0.65%             0.65% (b)
Ratio of expenses to average net assets
  before waivers and reimbursements                           1.07% (b)          0.91%             0.93% (b)
Ratio of net investment income (loss)
  to average net assets                                       5.13% (b)          5.85%             5.88% (b)
Ratio of net investment income (loss) to average
  net assets before waivers and reimbursements                4.71% (b)          5.60%             5.59% (b)
Portfolio turnover                                           15.96%             66.33%           137.78%


(a) For the period October 13, 1999 (commencement of operations) to August 31, 2000.
(b) Annualized.
(c) For period of less than a full year, total return is not annualized.

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StoneRidge Funds
FINANCIAL HIGHLIGHTS - continued

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                        StoneRidge
                                                       Equity Fund
                                                       --------------------------------------------------
                                                       --------------------------------------------------

                                                        Six Months
                                                          Ended              Year           For the Period
                                                         02/28/02           Ended              Ended
                                                       (Unaudited)         8/31/01          8/31/00 (a)
                                                       -------------    ---------------------------------
                                                       -------------    ---------------------------------

Net Asset Value, beginning of period                         $ 7.48            $ 13.68           $ 10.00
                                                       -------------    ---------------    --------------

Income from Investment Operations:
Net investment income (loss)                                   0.01               0.01              0.03
Net realized and unrealized gain
  (loss) on investments                                       (0.98)             (3.10)             3.66
                                                       -------------    ---------------    --------------
Total from investment operations                              (0.97)             (3.09)             3.69
                                                       -------------    ---------------    --------------

Less Distributions:
From net investment income                                    (0.01)             (0.03)            (0.01)
From realized capital gains                                   (0.35)             (3.08)             0.00
                                                       -------------    ---------------    --------------
Total distributions                                           (0.36)             (3.11)            (0.01)
                                                       -------------    ---------------    --------------

Net Asset Value, end of period                               $ 6.15             $ 7.48           $ 13.68
                                                       =============    ===============    ==============

Total Return (c)                                             (13.36)%           (25.80)%          36.93%

Ratios/Supplemental Data:
Net assets, end of period (000)                             $ 4,361            $ 4,809           $ 5,813
Ratio of expenses to average net assets                       0.90% (b)          0.90%             0.90% (b)
Ratio of expenses to average net assets
  before waivers and reimbursements                           2.69% (b)          2.39%             2.44% (b)
Ratio of net investment income (loss)
  to average net assets                                       0.23% (b)          0.10%             0.26% (b)
Ratio of net investment income (loss) to average
  net assets before waivers and reimbursements               (1.56)%(b)          (1.38)%          (1.28)%(b)
Portfolio turnover                                           28.46%            105.93%           127.80%


(a) For the period October 1, 1999 (commencement of operations) to August 31, 2000.
(b) Annualized.
(c) For period of less than a full year, total return is not annualized.



StoneRidge Funds
FINANCIAL HIGHLIGHTS - continued

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                        StoneRidge
                                                        Small Cap Growth Fund
                                                       --------------------------------------------------
                                                       --------------------------------------------------

                                                        Six Months           Year           For the Period
                                                          Ended             Ended              Ended
                                                         02/28/02          08/31/01         8/31/00 (a)
                                                       (Unaudited)
                                                       -------------    ---------------------------------
                                                       -------------    ---------------------------------

Net Asset Value, beginning of period                         $ 6.07            $ 17.01           $ 10.00
                                                       -------------    ---------------    --------------

Income from Investment Operations:
Net investment income (loss)                                  (0.03)             (0.07)            (0.09)
Net realized and unrealized gain
  (loss) on investments                                       (0.48)             (5.57)             7.24
                                                       -------------    ---------------    --------------
Total from investment operations                              (0.51)             (5.64)             7.15
                                                       -------------    ---------------    --------------

Less Distributions:
From net investment income                                     0.00               0.00             (0.01)
From realized capital gains                                    0.00              (5.30)            (0.13)
                                                       -------------    ---------------    --------------
Total distributions                                            0.00              (5.30)            (0.14)
                                                       -------------    ---------------    --------------

Net Asset Value, end of period                               $ 5.56             $ 6.07           $ 17.01
                                                       =============    ===============    ==============

Total Return (c)                                              (8.40)%           (36.96)%          71.94%

Ratios/Supplemental Data:
Net assets, end of period (000)                            $ 21,005           $ 20,782          $ 19,047
Ratio of expenses to average net assets                       1.25% (b)          1.25%             1.25% (b)
Ratio of net investment income
  to average net assets                                       1.76% (b)          1.53%             1.78% (b)
Ratio of expenses to average net assets
  before waivers and reimbursements                          (1.05)%(b)          (0.91)%          (0.70)%(b)
Ratio of net investment income (loss) to average
  net assets before waivers and reimbursements               (1.56)%(b)          (1.19)%          (1.23)%(b)
Portfolio turnover                                           48.76%            146.06%           233.01%


(a) For the period October 1, 1999 (commencement of operations) to August 31, 2000.
(b) Annualized.
(c) For period of less than a full year, total return is not annualized.


                                StoneRidge Funds
                          Notes to Financial Statements
                          February 28, 2002 (Unaudited)


NOTE 1.  ORGANIZATION

The StoneRidge Equity Fund (the "Equity Fund"), the StoneRidge Small Cap Growth Fund (the "Small Cap Growth Fund"), and the StoneRidge Bond Fund (the "Bond Fund") (each a "Fund" or collectively the "Funds") were organized as diversified series of the AmeriPrime Advisors Trust (the "Trust") on August 3, 1999 and commenced operations on October 1, 1999 for the Equity Fund and Small Cap Growth Fund and October 13, 1999 for the Bond Fund. The Trust is an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board of Trustees. The Equity Fund's investment objective is to provide capital appreciation over the long term. The Small Cap Growth Fund's investment objective is to provide capital growth over the long term. The Bond Fund's investment objective is to provide income consistent with preservation of capital. The investment adviser to the Funds is StoneRidge Investment Partners, L.L.C. (the "Adviser")


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes - Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

                                StoneRidge Funds
                          Notes to Financial Statements
                    February 28, 2002 (Unaudited) - continued


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Dividends and Distributions - Each Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year. The Equity and Small Cap Growth Funds typically distribute substantially all of their net investment income in the form of dividends to shareholders annually. The Bond Fund typically declares substantially all of its net investment income as dividends to its shareholders on a monthly basis and pays such dividends monthly. Each Fund typically distributes it net long term capital gains and its net short term capital gains annually.

Other - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser is StoneRidge Investment Partners, L.L.C. Philip H. Brown II, CFA, Daniel H. Cook, Lester Rich, CFA, Joseph E. Stocke, CFA, and Christopher A. Thorsheim are the controlling members of the Adviser.

Under the terms of the management agreement (the "Agreement"), the Adviser manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Adviser a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates: Equity Fund, 0.60%; Small Cap Growth Fund, 1.00%; Bond Fund, 0.40%. For the six months ended February 28, 2002, the Adviser received a fee of $44,969 from the Bond Fund, $13,599 from the Equity Fund, and $108,105 from the Small Cap Growth Fund.

The Adviser has contractually agreed to waive fees and/or reimburse expenses through December 31, 2002 to maintain each Fund's total operating expenses, as a percentage of average daily net assets, as follows: Equity Fund, 0.90%; Small Cap Growth Fund, 1.25%; and Bond Fund, 0.65%. For the six months ended February 28, 2002, the Adviser reimbursed expenses of $43,880 for the Bond Fund, $35,626 for the Equity Fund, and $50,237 for the Small Cap Growth Fund.

Each Fund retains Unified Fund Services, Inc. (Unified) to manage the Fund's business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from each Fund equal to an annual average rate of 0.10% of the Fund's average daily net assets up to $50 million dollars, 0.075% of the Fund's average daily net assets from $50 million to $100 million and 0.050% of the Fund's average daily net assets over $100 million (subject to a $2,500 minimum monthly fee). For the six months ended February 28, 2002, Unified was entitled to fees of $15,000 for administrative services provided to the Bond Fund, $15,000 for administrative services provided to the Equity Fund, and $15,000 for administrative services provided to the Small Cap Growth Fund. Unified has voluntarily agreed to waive a portion of its fees for each Fund. For the six months ended February 28, 2002, Unified waived fees of $3,566 for the Bond Fund, $5,000 for the Equity Fund and $3,928 for the Small Cap Growth Fund. There is no assurance that such waivers will continue in the future. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

                                StoneRidge Funds
                          Notes to Financial Statements
                    February 28, 2002 (Unaudited) - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Funds retain Unified to act as each Fund's transfer agent and to provide each Fund with fund accounting services. For its services as transfer agent, Unified receives a monthly fee from each Fund of $1.20 per shareholder (subject to a minimum monthly fee of $900 per Fund). For the six months ended February 28, 2002, Unified received fees of $32,043 for transfer agent services provided to the Bond Fund, $10,666 for transfer agent services provided to the Equity Fund, and $25,277 for transfer agent services provided to the Small Cap Growth Fund. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.0275% of each Fund's assets up to $100 million, 0.0250% of each Fund's assets from $100 million to $300 million, and 0.0200% of each Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 million to $100 million). For the six months ended February 28, 2002, Unified received fees of $13,945 for fund accounting services provided to the Bond Fund, $10,113 for fund accounting services provided to the Equity Fund, and $15,960 for fund accounting services provided to the Small Cap Growth Fund.

The Funds retained Unified Financial Securities, Inc. to act as the principal distributor of each Fund's shares. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc. There were no payments made to Unified Financial Securities, Inc. for the six months ended February 28, 2002. Unified Fund Services, Inc. and Unified Financial Securities, Inc. are wholly-owned subsidiaries of Unified Financial Services, Inc.


NOTE 4.  INVESTMENTS

Bond Fund. For the six months ended February 28, 2002, purchases and sales of investment securities, other than short term investments, aggregated $4,688,506 and $2,952,125, respectively. As of February 28, 2002, the gross unrealized appreciation for all securities totaled $589,537 and the gross unrealized depreciation for all securities totaled $168,028 for a net unrealized appreciation of $421,509. The aggregate cost of securities for federal income tax purposes at February 28, 2002 was $22,309,398.

Equity Fund. For the six months ended February 28, 2002, purchases and sales of investment securities, other than short term investments, aggregated $1,401,780 and $1,260,895, respectively. As of February 28, 2002, the gross unrealized appreciation for all securities totaled $254,530 and the gross unrealized depreciation for all securities totaled $1,289,676 for a net unrealized depreciation of $1,035,146. The aggregate cost of securities for federal income tax purposes at February 28, 2002 was $5,315,153.

Small Cap Growth Fund. For the six months ended February 28, 2002, purchases and sales of investment securities, other than short term investments, aggregated $11,722,121 and $10,002,025, respectively. As of February 28, 2002, the gross unrealized appreciation for all securities totaled $1,345,782 and the gross unrealized depreciation for all securities totaled $10,129,128 for a net unrealized depreciation of $8,783,346. The aggregate cost of securities for federal income tax purposes at February 28, 2002 was $29,913,525.


NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                StoneRidge Funds
                          Notes to Financial Statements
                    February 28, 2002 (Unaudited) - continued


NOTE 6. RELATED PARTY TRANSACTIONS

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of each Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2002, First Union National Bank held 98.99% of the Bond Fund in an omnibus account for the benefit of others. As of February 28, 2002, First Union National Bank held 71.62% of the Equity Fund in an omnibus account for the benefit of others. As of February 28, 2002, Charles Schwab & Company held 45.45% of the Small Cap Growth Fund in an omnibus account for the benefit of others.